                                                                 August 31, 1999


[GRAPHIC]


                                                                Evergreen Select

                                                              Money Market Funds

                                                               Semiannual Report



                                          [LOGO OF EVERGREEN FUNDS APPEARS HERE]

                                Table of Contents

Letter to Shareholders .................................................   1

Fund at a Glance
   Evergreen Select Money Market Fund ..................................   2
   Evergreen Select Municipal Money
      Market Fund ......................................................   3
   Evergreen Select Treasury Money
      Market Fund ......................................................   4
   Evergreen Select 100% Treasury Money
      Market Fund ......................................................   5

Financial Highlights
   Evergreen Select Money Market Fund ..................................   6
   Evergreen Select Municipal Money
      Market Fund ......................................................   7
   Evergreen Select Treasury Money
      Market Fund ......................................................   8
   Evergreen Select 100% Treasury Money
      Market Fund ......................................................   9

   Schedule of Investments
   Evergreen Select Money Market Fund ..................................   10
   Evergreen Select Municipal Money
      Market Fund ......................................................   13
   Evergreen Select Treasury Money
      Market Fund ......................................................   20
   Evergreen Select 100% Treasury Money
      Market Fund ......................................................   22

Statements of Assets and Liabilities ...................................   23

Statements of Operations ...............................................   24

Statements of Changes in Net Assets --
   Six Months Ended August 31, 1999 ....................................   25
   Year Ended February 28, 1999 ........................................   26

Combined Notes to Financial
Statements .............................................................   27


                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with over $70 billion in assets under management. With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs. The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and ongoing expenses, and should be read carefully before investing or sending money.

              ---------------------------------------------------------------
Mutual Funds:  ARE NOT FDIC INSURED May lose value . Are not bank guaranteed
              ---------------------------------------------------------------

                          Evergreen Distributor, Inc.
      Evergreen/SM/ is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                  October 1999


Dear Shareholders:

We are pleased to provide the Evergreen Select Money Market Funds semiannual report, which covers the six-month period ended August 31, 1999.

[PHOTO OF WILLIAM M. ENNIS APPEARS HERE]

[PHOTO OF DAVID C. FRENCIS APPEARS HERE]

Continued Strength in the Domestic Economy

During the first quarter of 1999, a handful of large capitalization growth stocks, technology stocks in particular, continued to dominate market performance. Early in the second quarter, participation broadened to include
             --------
both value stocks and small company stocks: two areas which had disappointed investors for several years. By the end of the period, however, the overall
                             ----------------------------------------------
market began to correct down. Inflation fears persist, and the Federal Reserve
----------------------------
increased interest rates in June and again in late August in an effort to contain stock and bond prices. Investors will watch carefully to see whether there will be a third rate increase later this year. Despite the anxiety over interest rates, many experts agree that the economy is still fundamentally strong, and we remain cautiously optimistic about the prospects for continued growth in the markets.

Year 2000 Preparation/1/

We continue to progress with our preparations for Year 2000. Our aim is to provide uninterrupted service and communication with shareholders through the end of December 1999 and into January 2000. As of the end of October, when this report was finalized, we have completed all the regulatory requirements for testing and certification of our systems. In March, we participated in the industry's "Street Test" with the Securities Industry Association, which helped us evaluate the readiness of one of the industry's critical trading networks. We are confident that our long-term approach to planning and preparation will enable us to continue to deliver the high quality products and services that you have come to expect.

Once again, we remind you to take advantage of your financial advisor's expertise and work together to develop an asset allocation strategy that will help you to meet your investment goals and objectives. Evergreen Funds offers a wide range of funds that includes multiple investment styles to help you find those that will be appropriate for your portfolio.

Thank you for your continued investment in Evergreen Funds.



Sincerely,


/s/ William M. Ennis
William M. Ennis
President and CEO
Evergreen Investment Company, Inc.



/s/ David C. Francis
David C. Francis, C.F.A.
Managing Director
Chief Investment Officer
First Capital Group

------------------
/1/ The information above constitutes Year 2000 readiness disclosure.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Select Money Market Fund
--------------------------------------------------------------------------------
                    Fund at a Glance as of August 31, 1999

---------------------
PORTFOLIO COMPOSITION
---------------------
(as a percentage of portfolio assets)

[PIE CHART APPEARS HERE]

Corp. Notes/Bonds -- 50.0%
Commercial Paper -- 39.3%
Funding Agreements -- 5.0%
Municipals -- 4.4%
Mutual Fund Shares -- 0.7%
Repurchase Agreements -- 0.6%

Portfolio
Management
----------

[PHOTO OF KELLIE ALLEN APPEARS HERE]
Kellie Allen
Tenure: November 1996

[PHOTO OF BRYAN K. WHITE APPEARS HERE]
Bryan K. White
Tenure: November 1996

--------------------------------
Total Net Assets: $5,099,119,936
Average Maturity: 77 days
--------------------------------

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield quotation more closely reflects the earnings of the fund than the total return quotation. Yields will fluctuate. Past performance is no guarantee of future results.

-----------------------
PERFORMANCE AND RETURNS
-----------------------

                                                  Institutional  Lipper     Inst.
                                   Institutional     Service     Money     90-Day
                                      Shares         Shares     Markets   Treasury
Portfolio Inception Date: 11/19/96   (Class I)      (Class IS)  Average     Bill
Class Inception Date                 11/19/96        11/26/96
----------------------------------------------------------------------------------
Average Annual Returns
----------------------
----------------------------------------------------------------------------------
6-month return                        2.52%            2.39%     2.36%        2.28%
----------------------------------------------------------------------------------
One year return                       5.23%            4.96%     4.86%        4.53%
----------------------------------------------------------------------------------
Since Inception                       5.53%            5.27%     5.20%*       4.92%*
----------------------------------------------------------------------------------
7-day net annualized yield            5.17%            4.91%      n/a          n/a
----------------------------------------------------------------------------------
30-day annualized yield               5.11%            4.86%      n/a          n/a
----------------------------------------------------------------------------------
6-month distributions               $0.025           $0.024       n/a          n/a
----------------------------------------------------------------------------------
*Since 11/30/96

--------------------------
Annualized 7-day NET yield
--------------------------

[LINE GRAPH APPEARS HERE]

                       Class I       Class IS
         Mar-99         4.90%         4.65%
         Apr-99         4.89%         4.64%
         May-99         4.84%         4.59%
         Jun-99         4.96%         4.70%
         Jul-99         5.06%         4.81%
         Aug-99         5.17%         4.91%

                    --------------------------------------
                                  EVERGREEN
                      Select Municipal Money Market Fund
                    --------------------------------------
                    Fund at a Glance as of August 31, 1999

---------------------
PORTFOLIO COMPOSITION
---------------------

[PIE CHART APPEARS HERE]

Variable Rate Demand Notes -- 85.4%
Put Bonds -- 10.0%
Notes & Bonds -- 2.2%
Commercial Paper -- 1.3%
Mutual Fund Shares -- 1.1%

----------
Portfolio
Management
----------

[PHOTO OF STEVEN C. SHACHAT APPEAR HERE]
Steven C. Shachat
Tenure: May 1998

--------------------------------
Total Net Assets: $1,132,637,584
Average Maturity: 20 days
--------------------------------

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield quotation more closely reflects the earnings of the fund than the total return quotation. Yields will fluctuate. Past performance is no guarantee of future results.

-----------------------
PERFORMANCE AND RETURNS
-----------------------

                                                     Institutional
                                     Institutional     Service       Lipper Inst.    90-Day
                                         Shares        Shares        Tax Exempt     Treasury
Portfolio Inception Date: 11/20/96     (Class I)      (Class IS)       Average        Bill
Class Inception Date                   11/20/96        11/25/96
--------------------------------------------------------------------------------------------
Average Annual Returns
----------------------
---------------------------------------------------------------------------------------------
6-month return                          1.65%           1.53%          1.43%             2.28%
---------------------------------------------------------------------------------------------
One year return                         3.34%           3.08%          2.90%             4.53%
---------------------------------------------------------------------------------------------
Since Inception                         3.54%           3.28%          3.15%*            4.92%*
---------------------------------------------------------------------------------------------
7-day net annualized yield              3.28%           3.03%           n/a               n/a
---------------------------------------------------------------------------------------------
30-day annualized yield                 3.20%           2.95%           n/a               n/a
---------------------------------------------------------------------------------------------
6-month distributions                 $0.016          $0.015            n/a               n/a
---------------------------------------------------------------------------------------------

*Since 11/30/96

--------------------------
Annualized 7-day NET yield
--------------------------

[LINE GRAPH APPEARS HERE]

                       Class I      Class IS
         Mar-99         3.15%         2.90%
         Apr-99         3.65%         3.40%
         May-99         3.35%         3.10%
         Jun-99         3.71%         3.46%
         Jul-99         3.22%         2.97%
         Aug-99         3.28%         3.03%

                    --------------------------------------
                                   EVERGREEN
                       Select Treasury Money Market Fund
                    --------------------------------------
                    Fund at a Glance as of August 31, 1999

---------------------
PORTFOLIO COMPOSITION
---------------------
(as a percentage of portfolio assets)

[PIE CHART APPEARS HERE]

Repurchase Agreements -- 71.5%
U.S. Notes -- 22.8%
U.S. Treasury Bills -- 5.4%
Mutual Fund Shares -- 0.3%

----------
Portfolio
Management
----------

[PHOTO OF KEILLIE ALLEN APPEARS HERE]
Kellie Allen
Tenure: November 1996

[PHOTO OF BRYAN K. WHITE APPEARS HERE]
Bryan K. White
Tenure: November 1996

--------------------------------
Total Net Assets: $3,466,335,804
Average Maturity: 43 days
--------------------------------

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield quotation more closely reflects the earnings of the fund than the total return quotation. Yields will fluctuate. Past performance is no guarantee of future results.


-----------------------
PERFORMANCE AND RETURNS
-----------------------

                                                                      Lipper Inst.
                                                     Institutional    U.S. Treasury
                                      Institutional      Service          Money         90-Day
                                         Shares          Shares          Markets       Treasury
Portfolio Inception Date: 11/20/96     (Class I)       (Class IS)        Average         Bill
Class Inception Date                   11/20/96         11/27/96
----------------------------------------------------------------------------------------------
Average Annual Returns
----------------------
-----------------------------------------------------------------------------------------------
6-month return                           2.39%             2.26%           2.21%           2.28%
-----------------------------------------------------------------------------------------------
One year return                          4.89%             4.63%           4.51%           4.53%
-----------------------------------------------------------------------------------------------
Since Inception                          5.28%             5.02%           4.90%*          4.92%*
-----------------------------------------------------------------------------------------------
7-day net annualized yield               5.01%             4.76%            n/a             n/a
-----------------------------------------------------------------------------------------------
30-day annualized yield                  4.85%             4.60%            n/a             n/a
-----------------------------------------------------------------------------------------------
6-month distributions                  $0.024            $0.022             n/a             n/a
-----------------------------------------------------------------------------------------------

*Since 11/30/96

--------------------------
Annualized 7-day NET yield
--------------------------

[LINE GRAPH APPEARS HERE]


         Class I       Class IS

3/99      4.76%          4.51%
4/99      4.63%          4.38%
5/99      4.58%          4.33%
6/99      4.67%          4.43%
7/99      4.86%          4.61%
8/99      5.01%          4.76%

                    --------------------------------------
                                   EVERGREEN
                    Select 100% Treasury Money Market Fund
                    --------------------------------------
                    Fund at a Glance as of August 31, 1999

---------------------
PORTFOLIO COMPOSITION
---------------------
(as a percentage of portfolio assets)

[PIE CHART APPEARS HERE]

U.S. Notes -- 71.3%
U.S. Treasury Bills -- 28.7%

----------
Portfolio
Management
----------

[PHOTO OF KELLIE ALLEN APPEARS HERE]
Kellie Allen
Tenure: December 1997


[PHOTO OF BRYAN K. WHITE APPEARS HERE]
Bryan K. White
Tenure: December 1997

------------------------------
Total Net Assets: $470,295,439
Average Maturity: 66 days
------------------------------

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield quotation more closely reflects the earnings of the fund than the total return quotation. Yields will fluctuate. Past performance is no guarantee of future results.



-----------------------
PERFORMANCE AND RETURNS
-----------------------

                                                                          Lipper Inst.
                                                        Institutional    U.S. Treasury
                                      Institutional        Service           Money          90-Day
                                         Shares            Shares           Markets        Treasury
Portfolio Inception Date: 12/8/97      (Class I)         (Class IS)         Average          Bill
Class Inception Date                    12/8/97           12/22/97
----------------------------------------------------------------------------------------------------
Average Annual Returns
----------------------
----------------------------------------------------------------------------------------------------
6-month return                          2.30%               2.17%            2.21%              2.28%
----------------------------------------------------------------------------------------------------
One year return                         4.62%               4.36%            4.51%              4.53%
----------------------------------------------------------------------------------------------------
Since Inception                         4.85%               4.58%            4.76%*             4.75%*
----------------------------------------------------------------------------------------------------
7-day net annualized yield              4.69%               4.43%             n/a                n/a
----------------------------------------------------------------------------------------------------
30-day annualized yield                 4.63%               4.38%             n/a                n/a
----------------------------------------------------------------------------------------------------
6-month distributions                 $0.023              $0.021              n/a                n/a
----------------------------------------------------------------------------------------------------

*Since 12/31/97

--------------------------
Annualized 7-day NET yield
--------------------------

[LINE GRAPH APPEARS HERE]

                       Class I       Class IS
         Mar-99         4.56%         4.31%
         Apr-99         4.44%         4.19%
         May-99         4.46%         4.21%
         Jun-99         4.50%         4.25%
         Jul-99         4.48%         4.22%
         Aug-99         4.69%         4.43%

                                   EVERGREEN
                            Select Money Market Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                            Six Months Ended    Year Ended February 28,
                            August 31, 1999  --------------------------------
                              (Unaudited)       1999        1998     1997 (a)
CLASS I SHARES
Net asset value, beginning
 of period                     $     1.00    $     1.00  $     1.00  $   1.00
                               ----------    ----------  ----------  --------
Income from investment
 operations
Net investment income               0.025         0.054       0.056     0.015
Less distributions to
 shareholders from net
 investment income                 (0.025)       (0.054)     (0.056)   (0.015)
                               ----------    ----------  ----------  --------
Net asset value, end of
 period                        $     1.00    $     1.00  $     1.00  $   1.00
                               ----------    ----------  ----------  --------
Total return                         2.52%         5.53%       5.71%     1.57%
Ratios and supplemental
 data
Net assets, end of period
 (thousands)                   $2,831,597    $2,853,495  $1,051,741  $575,331
Ratios to average net
 assets:
 Expenses**                          0.18%+        0.21%       0.20%     0.07%+
 Net investment income               4.93%+        5.35%       5.60%     5.48%+

                            Six Months Ended    Year Ended February 28,
                            August 31, 1999  --------------------------------
                              (Unaudited)       1999        1998     1997 (b)
CLASS IS SHARES
Net asset value, beginning
 of period                     $     1.00    $     1.00  $     1.00  $   1.00
                               ----------    ----------  ----------  --------
Income from investment
 operations
Net investment income               0.024         0.051       0.053     0.014
Less distributions to
 shareholders from net
 investment income                 (0.024)       (0.051)     (0.053)   (0.014)
                               ----------    ----------  ----------  --------
Net asset value, end of
 period                        $     1.00    $     1.00  $     1.00  $   1.00
                               ----------    ----------  ----------  --------
Total return                         2.39%         5.27%       5.45%     1.40%
Ratios and supplemental
 data
Net assets, end of period
 (thousands)                   $2,267,522    $2,242,693  $1,215,348  $867,294
Ratios to average net
 assets:
 Expenses**                          0.47%+        0.46%       0.45%     0.32%+
 Net investment income               4.70%+        5.12%       5.33%     5.24%+

(a) For the period from November 19, 1996 (commencement of class operations) to February 28, 1997.
(b) For the period from November 26, 1996 (commencement of class operations) to February 28, 1997.
+   Annualized.
** Ratio of expenses to average net assets exclude fee credits, but includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Select Municipal Money Market Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                Six Months Ended  Year Ended February 28,
                                August 31, 1999  ----------------------------
                                  (Unaudited)      1999      1998    1997 (a)
CLASS I SHARES
Net asset value, beginning of
 period                             $   1.00     $   1.00  $   1.00  $   1.00
                                    --------     --------  --------  --------
Income from investment
 operations
Net investment income                  0.016        0.035     0.036     0.010
Less distributions to
 shareholders from net
 investment income                    (0.016)      (0.035)   (0.036)   (0.010)
                                    --------     --------  --------  --------
Net asset value, end of period      $   1.00     $   1.00  $   1.00  $   1.00
                                    --------     --------  --------  --------
Total return                            1.65%        3.52%     3.67%     0.96%
Ratios and supplemental data
Net assets, end of period
 (thousands)                        $989,303     $857,242  $441,988  $206,124
Ratios to average net assets:
 Expenses**                             0.24%+       0.18%     0.10%     0.05%+
 Net investment income                  3.25%+       3.41%     3.63%     3.50%+

                                Six Months Ended  Year Ended February 28,
                                August 31, 1999  ---------------------------
                                  (Unaudited)      1999     1998    1997 (b)
CLASS IS SHARES
Net asset value, beginning of
 period                             $   1.00     $   1.00  $  1.00  $  1.00
                                    --------     --------  -------  -------
Income from investment
 operations
Net investment income                  0.015        0.032    0.034    0.008
Less distributions to
 shareholders from net
 investment income                    (0.015)      (0.032)  (0.034)  (0.008)
                                    --------     --------  -------  -------
Net asset value, end of period      $   1.00     $   1.00  $  1.00  $  1.00
                                    --------     --------  -------  -------
Total return                            1.53%        3.27%    3.41%    0.85%
Ratios and supplemental data
Net assets, end of period
 (thousands)                        $143,335     $144,002  $61,778  $14,295
Ratios to average net assets:
 Expenses**                             0.49%+       0.42%    0.35%    0.30%+
 Net investment income                  2.97%+       3.17%    3.34%    3.19%+

(a) For the period from November 20, 1996 (commencement of class operations) to February 28, 1997.
(b) For the period from November 25, 1996 (commencement of class operations) to February 28, 1997.
+   Annualized.
** Ratio of expenses to average net assets exclude fee credits, but includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Select Treasury Money Market Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                            Six Months Ended    Year Ended February 28,
                            August 31, 1999  --------------------------------
                              (Unaudited)       1999        1998     1997 (a)
CLASS I SHARES
Net asset value, beginning
 of period                     $     1.00    $     1.00  $     1.00  $   1.00
                               ----------    ----------  ----------  --------
Income from investment
 operations
Net investment income               0.024         0.051       0.055     0.015
Less distributions to
 shareholders from net
 investment income                 (0.024)       (0.051)     (0.055)   (0.015)
                               ----------    ----------  ----------  --------
Net asset value, end of
 period                        $     1.00    $     1.00  $     1.00  $   1.00
                               ----------    ----------  ----------  --------
Total return                         2.39%         5.24%       5.51%     1.49%
Ratios and supplemental
 data
Net assets, end of period
 (thousands)                   $1,841,856    $2,061,540  $1,256,701  $367,771
Ratios to average net
 assets:
 Expenses**                          0.19%+        0.21%       0.18%     0.06%+
 Net investment income               4.70%+        5.10%       5.42%     5.24%+

                            Six Months Ended    Year Ended February 28,
                            August 31, 1999  --------------------------------
                              (Unaudited)       1999        1998     1997 (b)
CLASS IS SHARES
Net asset value, beginning
 of period                     $     1.00    $     1.00  $     1.00  $   1.00
                               ----------    ----------  ----------  --------
Income from investment
 operations
Net investment income               0.022         0.049       0.052     0.013
Less distributions to
 shareholders from net
 investment income                 (0.022)       (0.049)     (0.052)   (0.013)
                               ----------    ----------  ----------  --------
Net asset value, end of
 period                        $     1.00    $     1.00  $     1.00  $   1.00
                               ----------    ----------  ----------  --------
Total return                         2.26%         4.97%       5.25%     1.33%
Ratios and supplemental
 data
Net assets, end of period
 (thousands)                   $1,624,480    $1,471,842  $1,005,059  $509,369
Ratios to average net
 assets:
 Expenses **                         0.44%+        0.45%       0.43%     0.31%+
 Net investment income               4.45%+        4.81%       5.17%     4.98%+

(a) For the period from November 20, 1996 (commencement of class operations) to February 28, 1997.
(b) For the period from November 27, 1996 (commencement of class operations) to February 28, 1997.
+   Annualized.
** Ratio of expenses to average net assets exclude fee credits, but includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     Select 100% Treasury Money Market Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                             Year Ended
                                         Six Months Ended   February 28,
                                         August 31, 1999  ------------------
                                           (Unaudited)      1999    1998 (a)
CLASS I SHARES
Net asset value, beginning of period         $   1.00     $   1.00  $   1.00
                                             --------     --------  --------
Income from investment operations
Net investment income                           0.023        0.048     0.012
Less distributions to shareholders from
 net investment income                         (0.023)      (0.048)   (0.012)
                                             --------     --------  --------
Net asset value, end of period               $   1.00     $   1.00  $   1.00
                                             --------     --------  --------
Total return                                     2.30%        4.88%     1.18%
Ratios and supplemental data
Net assets, end of period (thousands)        $345,282     $546,122  $245,004
Ratios to average net assets:
 Expenses **                                     0.11%+       0.17%     0.20%+
 Net investment income                           4.50%+       4.72%     5.18%+

                                Six Months Ended Year Ended February 28,
                                August 31, 1999  ---------------------------
                                  (Unaudited)       1999         1998 (b)
CLASS IS SHARES
Net asset value, beginning of
 period                             $   1.00     $       1.00   $      1.00
                                    --------     ------------   -----------
Income from investment
 operations
Net investment income                  0.021            0.045         0.009
Less distributions to
 shareholders from net
 investment income                    (0.021)          (0.045)       (0.009)
                                    --------     ------------   -----------
Net asset value, end of period      $   1.00     $       1.00   $      1.00
                                    --------     ------------   -----------
Total return                            2.17%            4.62%         0.93%
Ratios and supplemental data
Net assets, end of period
 (thousands)                        $125,013     $     98,426   $     5,497
Ratios to average net assets:
 Expenses **                            0.36%+           0.40%         0.42%+
 Net investment income                  4.28%+           4.41%         4.74%+

(a) For the period from December 8, 1997 (commencement of class operations) to February 28, 1998.
(b) For the period from December 23, 1997 (commencement of class operations) to February 28, 1998.
+   Annualized.
** Ratio of expenses to average net assets exclude fee credits, but includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Select Money Market Fund

                            Schedule of Investments
                          August 31, 1999 (unaudited)

  Principal
    Amount                                                            Value

 COMMERCIAL PAPER - 39.2%
              Asset-Backed - 33.0%
 $ 46,841,000 Atlantic Asset Securitization Corp.,
               5.17%, 9/2/1999.................................   $   46,834,273
    6,739,000 Barton Capital Corp.,
               5.00%, 9/2/1999.................................        6,738,064
              Bavaria Universal Fund:
   33,500,000 5.12%, 9/15/1999.................................       33,433,298
   50,000,000 5.30%, 9/16/1999.................................       49,889,583
              Broadway Capital Corp.:
   57,570,000 5.17%, 9/1/1999..................................       57,570,000
   80,000,000 5.62%, 9/1/1999..................................       80,000,000
              Concord Minutemen:
  100,000,000 5.21%, 9/10/1999.................................       99,869,750
  100,516,000 5.23%, 9/14/1999.................................      100,326,164
              Eiffel Funding LLC:
   24,360,000 5.35%, 9/20/1999.................................       24,291,217
  100,000,000 5.57%, 9/1/1999..................................      100,000,000
   67,397,000 Enterprise Funding Corp.,
               (LOC: NationsBank)
              5.17%, 9/13/1999.................................       67,280,853
   42,000,000 Four Winds Funding Corp.,
              5.18%, 9/3/1999..................................       41,987,913
              Lexington Parker Capital Corp.:
   10,000,000 4.97%, 9/2/1999..................................        9,998,620
   50,000,000 5.19%, 9/10/1999.................................       49,935,125
   68,258,000 5.22%, 9/13/1999.................................       68,139,231
              Moat Funding LLC:
   30,753,000 4.87%, 10/4/1999.................................       30,615,714
  125,000,000 5.20%, 10/5/1999.................................      124,386,111
   60,000,000 5.22%, 10/8/1999.................................       59,678,100
   30,000,000 5.43%, 9/27/1999.................................       30,000,000
   39,000,000 Mont Blanc Capital Corp.,
               5.18%, 9/8/1999.................................       38,960,718
   56,012,000 Monte Rosa Capital Corp.,
               5.18%, 9/9/1999.................................       55,947,524
      659,000 Park Avenue Receivables Corp.,
               5.22%, 9/7/1999.................................          658,427
              Sheffield Receivables Corp.:
   53,647,000 5.22%, 9/9/1999..................................       53,584,769
   80,600,000 5.22%, 9/15/1999.................................       80,436,382
   75,000,000 Special Purpose Accounts Receivable,
               5.63%, 11/19/1999...............................       75,000,000
   57,182,000 Thames Asset Global Securitization Corp.,
               5.18%, 9/7/1999.................................       57,132,633
              Westways Funding Corp.:
   60,000,000 5.16%, 9/10/1999.................................       59,922,600
   50,000,000 5.30%, 9/17/1999.................................       49,882,222
   39,950,000 Windmill Funding Corp.,
               5.18%, 9/16/1999................................       39,863,775
   90,835,000 Wood Street Funding Corp.,
               5.17%, 9/1/1999.................................       90,835,000
                                                                  --------------
                                                                   1,683,198,066
                                                                  --------------

  Principal
    Amount                                                           Value

 COMMERCIAL PAPER - continued
              Banks - 1.0%
 $ 50,000,000 Citibank Credit Card,
               5.23%, 9/14/1999...............................   $   49,905,569
                                                                 --------------
              Finance & Insurance - 3.7%
   51,975,000 Aetna Svcs., Inc.,
               5.28%, 9/16/1999...............................       51,860,655
   51,000,000 Ford Motor Credit Co., Inc.,
               5.65%, 9/1/1999................................       51,000,000
              Sigma Fin. Corp.:
   10,000,000 5.10% 9/17/1999 (a).............................        9,977,333
   33,900,000 5.192% 2/24/2000 (a)............................       33,899,837
   40,000,000 5.31% 9/13/1999 (a).............................       40,000,000
                                                                 --------------
                                                                    186,737,825
                                                                 --------------
              Industrial Specialty Products & Services - 1.4%
   73,200,000 Corning, Inc.,
               5.28%, 9/16/1999...............................       73,038,960
                                                                 --------------
              Retailing & Wholesale - 0.1%
    5,200,000 Toys "R" Us, Inc.,
               5.32%, 9/1/1999................................        5,200,000
                                                                 --------------
              Total Commercial Paper (cost $1,998,080,420)....    1,998,080,420
                                                                 --------------
 CORPORATE BONDS & NOTES - 49.8%
              Asset-Backed - 1.0%
   40,000,000 Asset Backed Capital Finance, Inc.,
               5.25%, 4/14/2000...............................       40,000,000
   10,140,000 Asset Portfolio Funding Corp.,
               4.96%, 9/14/1999...............................       10,121,838
                                                                 --------------
                                                                     50,121,838
                                                                 --------------
              Banks - 8.2%
  100,000,000 Abbey National PLC, Treasury Services, MTN,
               5.26%, 12/14/1999..............................      100,002,814
  125,000,000 Deutsche Bank AG New York, 5.637%, 9/7/1999.....      125,000,000
   12,225,000 Midlantic Corp.,
               9.875%, 12/1/1999..............................       12,354,760
   50,000,000 National Bank Commerce
               Memphis, TN,
               5.34%, 9/20/1999...............................       49,980,109
              NationsBank Charlotte, NC
               MTN:
   40,000,000 5.00%, 1/5/2000.................................       39,966,994
    3,000,000 5.375%, 9/15/1999...............................        3,001,372
   80,000,000 5.41%, 4/5/2000.................................       79,981,306
    8,000,000 5.85%, 4/7/2000.................................        8,021,867
                                                                 --------------
                                                                    418,309,222
                                                                 --------------
              Brokers - 18.6%
   13,202,000 Bear Stearns Co., Inc.,
               6.75%, 8/15/2000...............................       13,285,749
   20,000,000 Bear Stearns Co., Inc., MTN,
               6.40%, 12/27/1999..............................       20,073,244
              Credit Suisse First Boston, Inc.:
   27,000,000 5.60%, 6/5/2000.................................       27,000,000
  100,000,000 5.877%, 9/7/1999................................      100,000,000

                                   EVERGREEN
                            Select Money Market Fund

                       Schedule of Investments(continued)
                          August 31, 1999 (unaudited)

  Principal
    Amount                                                            Value

 CORPORATE BONDS & NOTES - continued
              Brokers - continued
              Donaldson Lufkin & Jenrette:
 $ 32,295,000 5.53%, 9/15/1999.................................   $   32,295,818
   45,000,000 5.73%, 6/16/2000.................................       45,000,000
              Goldman Sachs Group LP,
   30,000,000  5.39%, 9/17/1999................................       30,000,000
              Goldman Sachs Group LP, MTN:
    8,000,000 5.39%, 3/6/2000..................................        8,000,000
   75,000,000 5.40%, 3/28/2000.................................       75,000,000
   55,000,000 5.917%, VRDN (a).................................       55,000,000
   15,000,000 6.82%, 12/15/1999 (a)............................       15,072,955
              Lehman Brothers Holdings, Inc.:
   55,000,000 5.44%, VRDN......................................       55,000,000
    9,000,000 5.60%, 9/2/1999..................................        8,994,262
   24,875,000 6.00%, 3/23/2000.................................       24,939,067
   20,000,000 6.15%, 3/15/2000.................................       20,030,007
   20,875,000 6.625%, 1/24/2000................................       20,964,824
   14,425,000 6.70%, 1/24/2000.................................       14,483,673
    6,500,000 6.71%, 10/12/1999................................        6,510,924
   10,000,000 7.11%, 9/27/1999.................................       10,013,415
   15,000,000 8.15%, 5/15/2000.................................       15,255,615
   25,000,000 8.875%, 2/15/2000................................       25,337,960
   40,000,000 Merrill Lynch & Co., Inc., MTN,
               5.09%, 2/7/2000.................................       40,000,000
  100,000,000 Morgan, J. P. & Co., Inc.,
               5.897%, 9/7/1999................................      100,000,000
              Morgan Stanley Dean Witter:
   20,000,000 5.23%, 9/14/1999.................................       20,000,000
    5,000,000 5.435%, 10/26/1999...............................        4,998,936
   75,000,000 5.62%, 9/1/1999..................................       75,000,000
              Paine Webber Group, Inc., MTN:
   25,000,000 5.305%, 9/15/1999................................       25,000,000
   45,000,000 5.50%, 5/16/2000.................................       45,000,000
   16,653,000 Salomon, Inc.,
               7.75%, 5/15/2000................................       16,932,011
                                                                  --------------
                                                                     949,188,460
                                                                  --------------
              Diversified Companies - 1.5%
   75,000,000 CC USA, Inc., MTN,
              5.787%, 9/7/1999.................................       75,000,000
                                                                  --------------
              Finance & Insurance - 20.1%
   64,000,000 Aetna Svcs., Inc.,
              5.66%, 11/29/1999................................       64,000,000
   25,000,000 Associates Corp. North America,
               5.90%, 6/23/2000................................       25,083,904
              Caterpillar Financial Svcs.:
   35,000,000 4.93%, 10/7/1999.................................       35,000,000
   20,740,000 6.92%, 8/15/2000.................................       20,912,164
   40,000,000 Centauri Fin. Corp., FRN
               5.15%, 1/19/2000 (a)............................       40,000,000
              Centauri Fin. Corp., MTN:
   50,000,000 5.35%, 5/22/2000.................................       50,000,000
   10,000,000 5.36%, 5/22/2000.................................       10,000,000
   80,000,000 CITI Group, Inc.,
               5.39%, 3/27/2000................................       79,973,055
   62,400,000 Countrywide Funding Corp., MTN,
               5.195%, 1/11/2000...............................       62,400,000

  Principal
    Amount                                                           Value

 CORPORATE BONDS & NOTES - continued
              Finance & Insurance - continued
              Finova Capital Corp.:
 $ 25,000,000 5.58%, 11/22/1999...............................   $   25,000,000
    7,575,000 8.00%, 2/1/2000.................................        7,656,992
              MTN:
    2,000,000 6.19%, 10/20/1999...............................        2,002,658
    6,000,000 6.28%, 11/1/1999................................        6,007,659
   10,000,000 6.29%, 11/1/1999................................       10,017,946
   15,000,000 Puttable Asset Trust Securities
               6.125%, 11/1/1999..............................       15,014,570
   17,706,000 Ford Motor Credit Co.,
              7.75%, 10/1/1999................................       17,743,417
              GMAC:
   15,000,000 5.85%, 4/20/2000................................       14,991,777
    2,500,000 8.00%, 10/1/1999................................        2,505,691
              MTN:
    6,250,000 6.25%, 10/18/1999...............................        6,258,733
    2,070,000 6.375%, 10/12/1999..............................        2,072,793
              GTE Corp.:
   75,000,000 5.135%, 9/13/1999...............................       74,962,404
   75,000,000 5.399%, 6/23/2000...............................       74,958,684
   50,000,000 Heller Financial, Inc., MTN,
               5.41%, 10/19/1999..............................       50,010,385
              Heller Financial, Inc.:
    9,750,000 5.625%, 3/15/2000...............................        9,765,819
   24,000,000 6.405%, 10/15/1999..............................       24,035,288
   10,000,000 7.875%, 11/1/1999...............................       10,038,284
   10,000,000 IBM Credit Corp., MTN,
               5.79%, 3/20/2000...............................       10,029,520
   30,000,000 Liberty Lighthouse U.S.
               Capital, MTN, 5.26%, 2/10/2000.................       30,000,000
              Sigma Fin. Corp.:
   35,000,000 5.38%, 3/13/2000................................       35,000,000
   10,000,000 5.44%, 5/24/2000................................       10,000,000
              Transamerica Fin. Corp., MTN:
   95,000,000 5.56%, 10/22/1999...............................       95,000,936
    4,000,000 5.95%, 12/6/1999................................        4,008,048
    4,000,000 6.00%, 12/6/1999................................        4,008,512
   69,350,000 Volks Wagon Credit, Inc., MTN,
               5.417%, 6/2/2000...............................       69,313,369
   30,000,000 Xerox Credit Corp., MTN,
               5.113%, 3/21/2000..............................       29,993,306
                                                                 --------------
                                                                  1,027,765,914
                                                                 --------------
              Industrial Specialty Products & Services - 0.1%
    5,000,000 John Deere Capital Corp., MTN, 5.08%,
               9/10/1999......................................        4,999,629
                                                                 --------------
              Retailing & Wholesale - 0.3%
              Sears Roebuck & Co., MTN:
   10,000,000 7.35%, 3/23/2000................................       10,113,355
    5,000,000 8.30%, 12/13/1999...............................        5,042,477
                                                                 --------------
                                                                     15,155,832
                                                                 --------------
              Total Corporate Bonds & Notes (cost
               $2,540,540,895)................................    2,540,540,895
                                                                 --------------

                                   EVERGREEN
                            Select Money Market Fund

                       Schedule of Investments(continued)
                          August 31, 1999 (unaudited)

  Principal
    Amount                                                            Value

 FUNDING AGREEMENTS - 5.0%
 $ 45,000,000 General American, Cash Manager Plus,
               5.59%, VRDN (a)+................................   $   45,000,000
              Jackson National Funding,
   50,000,000 5.72%, 7/20/2000 (a).............................       50,000,000
   25,000,000 5.85%, 6/29/2000 (a).............................       25,000,000
              Monumental Life Insurance Co.:
   20,000,000 5.30%, 9/27/1999 (a).............................       20,000,000
   90,000,000 5.52%, 9/1/1999 (a)..............................       90,000,000
   25,000,000 Pacific Mutual Life Insurance Co.,
               5.395%, VRDN (a)................................       25,000,000
                                                                  --------------
              Total Funding Agreements
               (cost $255,000,000).............................      255,000,000
                                                                  --------------
 MUNICIPALS - 4.4%
    6,785,000 Ali Inds., Inc.,
               (LOC: National City Bank)
               5.38%, VRDN (a).................................        6,785,000
   20,000,000 California HFA, SFHRB,
               5.32%, 9/2/1999.................................       20,000,000
   10,920,000 California, HFA, Ser. G2,
               5.36%, VRDN (a).................................       10,920,000
    7,400,000 Chancellor Ridge,
               5.41%, VRDN.....................................        7,400,000
   11,210,000 Coventry Madison LLC, Loan
               Program Notes,
               5.25%, VRDN.....................................       11,210,000
   20,830,000 Detroit, MI Economic Dev. Corp.,
               5.41%, 9/2/1999.................................       20,830,000
   14,655,000 FE LLC, Ser. A,
               (LOC: National  City  Bank)
               5.25%, VRDN.....................................       14,655,000
    7,785,000 Folk Financial, Ser. A,
               (LOC: First of America Bank N.A.)
               5.25%, VRDN.....................................        7,785,000
   20,000,000 Hannahville, MI, Bldg. Program
               Bonds,
               (LOC: National City Bank)
               5.25%, VRDN.....................................       20,000,000

  Principal
    Amount                                                           Value

 MUNICIPALS - continued
 $  9,995,000 Hudson Cnty., NJ, Impt. Auth.
               Fac. Certificates, Ser. L,
               5.10%, VRDN (a)................................   $    9,995,000
   14,995,000 Indiana HFA, SFHRB, Ser. H,
               5.32% VRDN.....................................       14,995,000
   32,000,000 Massachusetts HFA, Ser. K,
               5.32%,VRDN.....................................       32,000,000
   25,000,000 Richmond Cnty., GA Dev. Auth. IDRB,
               5.65%, 6/1/2000................................       25,000,000
   16,995,000 San Diego, CA, Pub. Facs.
               Fin., Ser. M,
               5.36%, VRDN (a)................................       16,995,000
    6,270,000 Wise Investments LLC,
               (LOC: First of America Bank)
               5.25%, VRDN....................................        6,270,000
                                                                 --------------
              Total Municipals
               (cost $224,840,000)............................      224,840,000
                                                                 --------------
 REPURCHASE AGREEMENT - 0.6%
   28,763,584 Societe Generale, 5.43%, dated 8/31/99, due
               9/1/99, maturity value $28,767,923
               (cost $28,763,584).............................       28,763,584
                                                                 --------------


    Shares
 MUTUAL FUND SHARES - 0.6%
       94,974 Fidelity Institutional Cash Fund................           94,974
   32,839,365 Fidelity U.S. Treasury Portfolio................       32,839,365
                                                                 --------------
              Total Mutual Fund Shares
               (cost $32,934,339).............................       32,934,339
                                                                 --------------

              Total Investments -
               (cost $5,080,159,238)....................    99.6%  5,080,159,238
              Other Assets and
               Liabilities - net........................     0.4      18,960,698
                                                           -----  --------------
              Net Assets................................   100.0% $5,099,119,936
                                                           =====  ==============

(a) Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.
* Collateralized by 29,487,000 U.S. Treasury Note, 5.125%, 08/31/00; value including accrued interest - $29,364,924
+ On August 11th, 1999, General American informed security holders that they were experiencing short-term financial difficulty. As a result and pursuant to Rule 2A-7 of the Investment Company Act of 1940, the security was marked to market using procedures established and approved by the Board of Trust-ees. At August 31, 1999, the marking to market of this security had no im-pact to the Net Asset Value per share. Subsequent to August 31, 1999, the Fund received its principal investment and all accrued interest income from this security.

Summary of Abbreviations:
FRN   Floating Rate Note
HFA   Housing Finance Authority
IDRB  Industrial Development Revenue Bond
LOC   Letter of Credit
MTN   Medium Term Notes
SFHRB Single Family Housing Revenue Bond
VRDN  Variable Rate Demand Note
GMAC  General Motors Acceptance Corp.

Variable Rate Demand Notes are payable on demand no more than seven cal-endar days after notice is given by the Fund to the issuer or other par-ties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1999.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Select Municipal Money Market Fund

                            Schedule of Investments
                          August 31, 1999 (unaudited)

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - 98.7%
             Alabama - 1.4%
 $ 1,485,000 Dallas Cnty., AL Hsg. Dev. Corp.
              RB, Ser. A,
              (LOC: South Trust Bank N.A.), 3.44%, VRDN.......   $    1,485,000
   2,000,000 Haleyville, AL IDRB, Babcock Lumber Co. Proj.,
              (LOC: First Commercial Bank),
              3.65%, VRDN.....................................        2,000,000
   5,000,000 Huntsville, AL IDRB, Hitachi Seiki, USA Proj.,
              (LOC: Bank of Tokyo-Mitsubishi),
              4.30%, VRDN.....................................        5,000,000
   2,500,000 Montgomery, AL IDRB, Indl. Impts.,
              (LOC: First Commercial Bank of Birmingham),
              3.60%, VRDN (a) ................................        2,500,000
   2,000,000 South Dallas, AL IDRB, Cahaba Valley Lumber Co.
              Proj.,
              (LOC: Amsouth Bank, N.A.),
              3.50%, VRDN.....................................        2,000,000
   1,250,000 Tuscaloosa Cnty., AL IDRB:
              (LOC: Amsouth Bank, N.A.),
              Brion Hardin Proj.,
              3.65%, VRDN.....................................        1,250,000
   1,240,000 Hardwear Corp. Proj., 3.65%, VRDN................        1,240,000
                                                                 --------------
                                                                     15,475,000
                                                                 --------------
             Arizona - 0.5%
   6,205,000 Tucson, AZ MHRB, PFOTER,
              (LOC: Merrill Lynch),
              3.44%, 9/2/1999.................................        6,205,000
                                                                 --------------
             Arkansas - 0.7%
   8,300,000 Conway Cnty., AR IDRB, Cardon Creek Fibre Corp.,
              Ser. 1995, (LOC: KBC Bank N.V.), 3.45%, VRDN....        8,300,000
                                                                 --------------
             California - 2.3%
   5,000,000 California CDA, IDRB, Nichirin-Flex Proj.,
              (LOC: Dai-Ichi Kangyo Bank),
              5.20%, VRDN.....................................        5,000,000
   7,090,000 California Department of Veteran
              Affairs MSTR, Ser. 1998 47, Class A,
              (Ins. by AMBAC),
              3.25%, 10/4/1999................................        7,090,000
  13,900,000 Olces Wtr. Dist. GO, Rio Bravo Wtr. Delivery
              Proj.,
              (LOC: Sumitomo Bank),
              5.00%, 9/21/1999................................       13,900,000
                                                                 --------------
                                                                     25,990,000
                                                                 --------------
             Colorado - 2.2%
   3,000,000 Arapahoe Cnty., CO Sch. Dist. #5 MSTR, Cherry
              Creek, Ser. 1996A, (LOC: Nothwest Bank),
              3.65%, VRDN (a).................................        3,000,000
   1,000,000 Colorado HFA, RB, Worldwest Ltd. Liability Proj.,
              (LOC: Mercantile Bank of St.Louis),
              3.55%, 9/2/1999.................................        1,000,000

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Colorado - continued
 $ 3,375,000 Colorado Hlth. Fac. Auth. RB, Childrens Hosp.,
              Ser. 1996B, (LOC: Northwest Bank & Ins. by
              MBIA),
              3.65%, VRDN (a) ...............................   $     3,375,000
   3,350,000 Colorado Postsecond Edl. Fac. RB, Denver Univ.,
              Ser. 1996C,
              (LOC: Northwest Bank & Ins. by AMBAC),
              3.65%, VRDN (a)................................         3,350,000
   4,300,000 Colorado Springs, CO Util. Sys. Impt., FRTR,
              Ser. 1998-19,
              (LOC: Bank of New York),
              3.45%, VRDN (a) ...............................         4,300,000
  10,100,000 Denver, CO City & Cnty. RB, The Children's Hosp.
              Assoc. Proj., (Ins. by FGIC),
              3.85%, 9/1/1999................................        10,100,000
                                                                ---------------
                                                                     25,125,000
                                                                ---------------
             Connecticut - 0.3%
   3,245,000 Connecticut IDRB, Zotos Int'l. Proj., (LOC: Dai-
              Ichi Kangyo Bank, Ltd), 5.35%, VRDN............         3,245,000
                                                                ---------------
             Delaware - 1.5%
             Delaware EDA, RB:
   1,900,000 CIBA Specialty Chemicals Proj., (Gtd. by CIBA
             Specialty Chemicals),
             3.05%, VRDN.....................................         1,900,000
   3,000,000 Delmarva Pwr. & Light Co. Proj., (Gtd. by
             Delmarva Pwr. & Light),
             3.40%, VRDN.....................................         3,000,000
  11,900,000 Delmarva Pwr. & Light Co. Proj., Ser. 94, (Gtd.
             by Delmarva Pwr. & Light),
             3.35%, VRDN.....................................        11,900,000
                                                                ---------------
                                                                     16,800,000
                                                                ---------------
             Florida - 4.2%
   2,900,000 Capital Proj. Fin. Auth., FL RB, Capital Proj.
              Loan Program,
              (SPA: Credit Suisse First Boston & Ins. by
              FSA),
              3.25%, VRDN....................................         2,900,000
   2,900,000 Dade Cnty., FL Pub. Svc. Tax RB, (Ins. by FSA),
              5.00%, 10/1/1999...............................         2,904,195
   2,800,000 Florida Board of Ed. RB, ABN-Amro MCT,
              Ser. 1998-9,
              (LOC: ABN Amro Bank & Ins. by FSA),
              3.39%, VRDN (a) ...............................         2,800,000
             Florida Turnpike Auth. RB:
   5,000,000 Ser. 1996A,
             (LOC: Chase Manhattan Bank & Ins. by FGIC),
             3.65%, VRDN (a).................................         5,000,000
   3,350,000 Ser. 1999-1,
             (LOC: Northwest Bank & Ins. by MBIA),
             3.39%, VRDN (a).................................         3,350,000

                                   EVERGREEN
                       Select Municipal Money Market Fund

                       Schedule of Investments(continued)
                          August 31, 1999 (unaudited)

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $ 5,750,000 Hernando Cnty., FL IDRB, Moore McCormack
              Resources Proj.,
              (LIQ: Societe Generale),
              3.40%, 9/2/1999.................................   $    5,750,000
   6,155,000 Hillsborough Cnty., FL Sch. Board
              of Ed. COP, Master Lease Program, (Ins. by
              MBIA),
              3.49%, 9/2/1999.................................        6,155,000
   2,450,000 Mangonia Park, FL IDRB, Production Trust &
              Fabrication Proj.,
              (LOC: Southtrust Bank, NA),
              3.49%, 9/3/1999.................................        2,450,000
   1,750,000 Martin Cnty., FL Solid Wst.
              Division RB, Ser. 1993, FL Power & Light Co.
              Proj.,
              (Gtd. by Florida Power & Light),
              3.10%, 9/1/1999.................................        1,750,000
   7,000,000 Miami-Dade Cnty., FL IDRB, Professional
              Modification Svcs. Inc. Proj.,
              (LOC: Bankers Trust Co.),
              3.35%, VRDN.....................................        7,000,000
   1,500,000 Orlando & Orange Cnty., FL
              Expressway RB, Ser. 1996C,
              (LOC: Northwest Bank & Ins. by
              AMBAC),
              3.65%, VRDN (a).................................        1,500,000
   6,395,000 Palm Beach Cnty, FL Wtr. & Swr. RB,
              (LOC: Sanwa Bank Ltd.),
              3.90%, VRDN.....................................        6,395,000
                                                                 --------------
                                                                     47,954,195
                                                                 --------------
             Georgia - 2.1%
  10,000,000 Cobb Cnty., GA Kennestone Hosp. RB,
              Equipment Poll Proj.,
              (SPA: Suntrust Bank),
              3.35%, VRDN.....................................       10,000,000
             Macon Trust Pooled Variable Rate
              Certificates, Ser. A:
   5,000,000 (LOC: Bank of America),
             3.54%, VRDN......................................        5,000,000
   8,895,000 Ser. 1998A
             3.54%, VRDN (a)..................................        8,895,000
                                                                 --------------
                                                                     23,895,000
                                                                 --------------
             Idaho - 0.4%
   5,000,000 Minidoka Cnty., ID IDA RB, Nature's
              Best Produce Proj.,
              (LOC: Banque Nationale Paris),
              3.40%, VRDN.....................................        5,000,000
                                                                 --------------
             Illinois - 4.4%
             Chicago, IL GO:
  15,000,000 ABN-Amro MCT,
             Ser. 1998-3,
             (SPA: ABN-Amro Bank N.V. &
             Ins. by FGIC),
             3.41%, VRDN (a)..................................       15,000,000
   3,380,000 MSTR,
             (Ins. by AMBAC),
             3.50%, 9/1/1999..................................        3,380,000
   4,200,000 Chicago, IL IDRB, Federal Marine
              Terminal Proj.,
              (LOC: Lasalle National Bank),
              3.55%, 9/1/1999.................................        4,200,000

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Illinois - continued
 $ 3,045,000 City of Chicago, GO, MSTR SAK-13,
              Ser. 1984,
              (LIQ: Societe Generale & Ins. by
              AMBAC),
              3.50%, 9/1/1999.................................   $    3,045,000
   1,720,000 Illinois Dev. Fin. Auth., IDRB,
              Kris & Dee Assoc., Inc. Proj.,
              (LOC: Bronson-Gore Bank & LaSalle National
              Bank),
              3.50%, VRDN.....................................        1,720,000
             Illinois Hlth. Fac. Auth. RB:
              (LOC: Bear Stearns Capital Markets & Ins. by
              AMBAC):
   6,100,000 Ser. 1997-20, Cl. A,
             3.33%, VRDN (a)..................................        6,100,000
  12,970,000 Ser. 1997-21,
             3.33%, VRDN (a)..................................       12,970,000
     930,000 Lombard, IL IDRB, Chicago Roll Co.
              Proj., Ser. 1995,
              (LOC: ABN Amro),
              3.50%, VRDN.....................................          930,000
   2,110,000 Metropolitan Pier & Exposition
              Auth. RB, PFOTER,
              (Ins. by MBIA),
              3.54%, 9/2/1999.................................        2,110,000
                                                                 --------------
                                                                     49,455,000
                                                                 --------------
             Indiana - 1.9%
   1,500,000 Indiana Dev. Fin. EDA RB, Carr
              Metals Products, Inc. Proj.,
              (LOC: Bank One IN N.A.),
              3.50%, VRDN.....................................        1,500,000
  12,000,000 Indiana Hlth. Facs. Fin. Auth. RB, Mary Sherman
              Hosp. Proj.,
              (LOC: Harris Trust & Savings Bank),
              3.40%, VRDN.....................................       12,000,000
   4,930,000 Madison, IN IDRB, Century Tube Corp. Proj., Ser.
              1997,
              (LOC: Bank of Tokyo- Mitsubishi Ltd.),
              4.50%, VRDN.....................................        4,930,000
     845,000 Mount Vernon, IN Solid Wst. Disposal RB, B & M
              Plastics, Inc. Proj., Ser. 97A,
              (LOC: Suntrust Bank, Nashville),
              3.55%, VRDN.....................................          845,000
   2,700,000 Wabash, IN EDA RB, Martin Yale Inds. Proj.,
              (LOC: Bank One IN N.A.),
              3.42%, VRDN.....................................        2,700,000
                                                                 --------------
                                                                     21,975,000
                                                                 --------------
             Iowa - 0.7%
   5,370,000 Iowa Fin. Auth. Hosp. Facs. RB, IA Hlth. Sys.,
              (LOC: Bear Stearns Capital Markets & Ins. by
              MBIA),
              3.33%, VRDN (a).................................        5,370,000
   2,600,000 Scott Cnty., IA IDRB, M.A. Ford Manufacturing Co.
              Proj., Ser. 1997,
              (LOC: Firstar Bank of Milwakee),
              3.45%, VRDN.....................................        2,600,000
                                                                 --------------
                                                                      7,970,000
                                                                 --------------

                                   EVERGREEN
                       Select Municipal Money Market Fund

                       Schedule of Investments(continued)
                          August 31, 1999 (unaudited)

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Kansas - 1.8%
 $ 6,000,000 Butler Cnty., KS Solid Waste Disposal &
              Cogeneration RB, Texaco Refining Proj.,
              (Gtd. by Texaco, Inc.),
              3.10%, VRDN.....................................   $    6,000,000
   4,200,000 Johnson Cnty., KS Private Activity RB, Stouse
              Sign & Decal Proj., (LOC: Mercantile Bank of
              St. Louis),
              3.60%, VRDN (a).................................        4,200,000
   1,000,000 Kansas City, MO IDA RB, Refunding Quarterage,
              (LOC: Mercantile Bank of St. Louis),
              3.64%, 9/2/1999.................................        1,000,000
   1,000,000 Kansas Dev. Fin. Auth. IDA RB, Farmland Foods
              Proj.,
              (LOC: Rabobank Nederland),
              3.55%, VRDN.....................................        1,000,000
   1,000,000 Liberal, KS IDRB, Farmland National Beef Packing
              Proj.,
              (LOC: U.S. Bank N.A.),
              3.55%, VRDN.....................................        1,000,000
   7,195,000 Wichita, KS MHRB, PFOTER,
              (LIQ: Merrill Lynch Corp.),
              3.44%, 9/2/1999.................................        7,195,000
                                                                 --------------
                                                                     20,395,000
                                                                 --------------
             Kentucky - 1.8%
   1,400,000 Hopkinsville, KY IDRB, American Precision
              Machinery,
              (LOC: Bank of Tokyo-Mitsubishi Ltd.),
              4.55%, VRDN.....................................        1,400,000
   4,800,000 Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton
              Corp. Proj.,
              (LOC: Harris Trust & Savings),
              3.55%, VRDN.....................................        4,800,000
  10,500,000 Kentucky Hsg. Corp. Hsg. RB, Notes, Ser. C,
              (Prerefunded),
              3.20%, 12/31/1999...............................       10,500,000
   2,000,000 Kentucky Property & Bldgs. Commission RB,
              Refunding Proj. No. 53,
              5.90%, 10/1/1999................................        2,003,880
   1,250,000 Ohio Cnty., KY PCRB, Thomas Inds. Proj., Ser.
              1998,
              (LOC: National City Bank, Kentucky),
              3.55%, VRDN.....................................        1,250,000
                                                                 --------------
                                                                     19,953,880
                                                                 --------------
             Louisiana - 1.1%
   1,000,000 Grant Parish, LA IDRB, Farmland Inds. Proj., Ser.
              1998,
              (LOC: Rabobank Nederland),
              3.55%, VRDN.....................................        1,000,000
   2,900,000 Lake Charles, LA Harbor & Term, Dist. PCRB,
              Conoco Co. Proj, (Gtd. by Du Pont, Inc.),
              3.10%, 9/1/1999.................................        2,900,000

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Louisiana - continued
 $ 4,500,000 Louisiana Local Government Env. Facs. RB,
              Southern Ionics, Inc. Proj.,
              (LOC: Southtrust Bank, N.A.),
              3.44%, 9/3/1999.................................   $    4,500,000
   4,200,000 St. Charles Parish LA PCRB, Monsanto Co. Proj.,
              (Gtd. by Monsanto Co.),
              3.45%, 9/1/1999.................................        4,200,000
                                                                 --------------
                                                                     12,600,000
                                                                 --------------
             Maryland - 0.8%
   9,485,000 Maryland GO, BTP-271,
              (LOC: Toronto Dominion),
              3.50%, VRDN (a).................................        9,485,000
                                                                 --------------
             Massachusetts - 1.3%
   7,595,000 Massachusetts HFA MSTR, Ser. 1997-9, Class A,
              (Ins. by MBIA),
              3.37%, 4/27/2000................................        7,595,000
             Massachusetts IFA RB:
   2,700,000 Battery Engineering Proj., Ser. 96, (LOC: Bank of
             Tokyo-Mitsubshi),
             4.30%, VRDN......................................        2,700,000
   2,045,000 L.B. Foster Co. Proj.,
             (LOC: Mellon Bank, N.A.),
             3.40%, 9/1/1999..................................        2,045,000
   2,300,000 Weissman Realty Trust, Ser. 1998,
             (LOC: Citizens Bank of Rhode Island),
             3.45%, VRDN (a), ................................        2,300,000
                                                                 --------------
                                                                     14,640,000
                                                                 --------------
             Michigan - 0.8%
   2,285,000 Berrien Cnty., MI EDA RB, Arlington Metals Corp.
              Proj.,
              (LOC: ABN Amro),
              3.40%, VRDN.....................................        2,285,000
   2,450,000 Haslett, MI Pub. Sch. Dist. GO, (Prerefunded),
              7.50%, 5/1/2000 ................................        2,540,619
   2,000,000 Lapear, MI EDA RB, Lapear Hlth. Svcs. Proj.,
              (Prerefunded),
              8.63%, 2/1/2000.................................        2,082,325
   2,000,000 Rockford MI Pub. Sch. GO, (Prerefunded),
              7.38%, 5/1/2000 ................................        2,070,998
                                                                 --------------
                                                                      8,978,942
                                                                 --------------
             Minnesota - 0.9%
   5,750,000 Burnsville, MN MHRB, Refunding Hsg., Berkshire
              Proj.,
              (LOC: Sumitomo Trust & Banking),
              4.55%, VRDN ....................................        5,750,000
   2,700,000 Minnesota Wtr. PCRB, ROCs II Trust 1, Ser. 98-1,
              (LIQ: Commerzbank AG),
              3.34%, VRDN (a).................................        2,700,000
   1,500,000 St. Paul, MN Port Auth. IDRB, Miratec Sys. Inc.
              Proj., Ser. A, (LOC: U.S. Bank, N.A.),
              3.60%, VRDN.....................................        1,500,000
                                                                 --------------
                                                                      9,950,000
                                                                 --------------

                                   EVERGREEN
                       Select Municipal Money Market Fund

                       Schedule of Investments(continued)
                          August 31, 1999 (unaudited)

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Mississippi - 1.8%
 $ 4,400,000 Jackson Cnty., MS Indl. Swr, Facs. RB, Chevron
              USA, Inc. Proj.,
              (Gtd. by Chevron Corp),
              3.10%, VRDN.....................................   $    4,400,000
   5,000,000 Mississippi Business Fin. Corp. Solid Wst. Disp.
              RB, Morton Int'l., Inc. Proj., Ser. A,
              (Gtd. by Morton Int'l.),
              3.80%, VRDN.....................................        5,000,000
  11,395,000 Mississippi Dev. Bank Spl. Obl., Ser. 160,
              (Ins. by: AMBAC & LIQ: Morgan Stanley),
              3.34%, VRDN.....................................       11,395,000
                                                                 --------------
                                                                     20,795,000
                                                                 --------------
             Missouri - 0.4%
   1,000,000 Jasper Cnty., MO IDRB, Farmers Chemical Co.
              Proj., (LOC: Rabobank Nederland),
              3.55%, VRDN.....................................        1,000,000
   4,000,000 St. Louis Cnty., MO MHRB, Black Forest Apartments
              Proj., (LOC: Mercantile Bank),
              3.30%, VRDN.....................................        4,000,000
                                                                 --------------
                                                                      5,000,000
                                                                 --------------
             Nebraska - 3.4%
   1,000,000 Gage Cnty., NE IDRB, Farmland Inds., Inc. Proj.,
              (LOC: Rabobank Nederland),
              3.55%, VRDN.....................................        1,000,000
   5,245,000 Nebraska Higher Ed. Loan Program, PFOTER, PT-79,
              (LOC: Bank Nationale de Paris),
              3.37%, VRDN (a).................................        5,245,000
             Nebraska Pub. Pwr. Dist. RB, Muni. Trust
              Certificate Program:
              (LOC: Bank One Captial Holdings & Ins. by MBIA):
  19,800,000  3.39%, VRDN (a).................................       19,800,000
  10,890,000  Ser. A,
              3.39%, VRDN (a).................................       10,890,000
   1,000,000 Saline Cnty., NE IDRB, Farmland Foods Proj., Ser.
              1997B, (LOC: Rabobank Nederland),
              3.55%, VRDN.....................................        1,000,000
                                                                 --------------
                                                                     37,935,000
                                                                 --------------
             Nevada - 1.0%
  10,995,000 Clark Cnty., NV IDRB, PFOTER, PA-344,
              (LIQ: Merrill Lynch Corp.),
              3.49%, VRDN (a).................................       10,995,000
                                                                 --------------
             New Hampshire - 0.2%
   2,500,000 New Hampshire Business Fin. Auth. IDRB, Voith
              Sulzer Paper Proj., Ser. 97,
              (LOC: Firstar Bank, Milwaukee),
              3.45%, VRDN.....................................        2,500,000
                                                                 --------------

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             New Jersey - 0.6%
 $ 5,000,000 Jersey City, NJ RB,
              3.75%, 9/17/1999................................   $    5,000,922
   2,000,000 New Jersey EDA RB, El Dorado Term-1984 A,
              (Gtd. by Dow Chemical),
              2.60%, VRDN.....................................        2,000,000
                                                                 --------------
                                                                      7,000,922
                                                                 --------------
             New York - 2.8%
   2,000,000 New York Dormitory Auth. MSTR, (LIQ: Credit
              Suisse First Boston & Ins. by FGIC),
              3.45%, 9/1/1999.................................        2,000,000
   1,000,000 New York Thruway Auth. MSTR, Ser. D,
              (SPA: Societe Generale), 3.13%, VRDN (a) .......        1,000,000
   6,750,000 New York, NY GO, PFOTER, PA-156,
              (LIQ: Merrill Lynch Corp.), 3.75%, VRDN (a).....        6,750,000
  21,845,000 New York, NY Muni. Wtr. & Swr., ABN-Amro MCT Ser.
              1998-2,
              (LOC: ABN Amro Bank & Ins. by AMBAC),
              3.41%, VRDN (a).................................       21,845,000
     300,000 Port Auth. NY & NJ, Ser. 50,
              (Ins. by: MBIA & LIQ: Morgan Stanley),
              3.21%, VRDN.....................................          300,000
                                                                 --------------
                                                                     31,895,000
                                                                 --------------
             North Carolina - 2.1%
  10,875,000 North Carolina Eastern Power Agcy. ROCs, Ser. 98-
              46,
              (LIQ: Toronto Dominion),
              3.34%, VRDN (a).................................       10,875,000
   5,000,000 Robeson Cnty., NC Indl. Facs. PCRB, Core Inds.,
              Inc. Proj., Ser. 1991,
              (LOC: Bank One, N.A.),
              3.50%, VRDN.....................................        5,000,000
   1,400,000 Rowan Cnty., NC Indl. PCRB, Indl. Dev. PHC LLC
              Proj.,
              (LOC: Southtrust Bank, N.A.),
              3.44%, 9/3/1999.................................        1,400,000
   5,920,000 Wake Cnty. NC HFA MHRB, 3.49%, 9/2/1999..........        5,920,000
                                                                 --------------
                                                                     23,195,000
                                                                 --------------
             Ohio - 3.0%
   2,600,000 Hamilton Cnty., OH Hlth. Sys. RB, Franciscan
              Sisters Poor Hlth. Proj., (LOC: Sumitomo Bank
              Ltd.), 3.45%, VRDN..............................        2,600,000
   9,025,000 Montgomery Cnty., OH Hlth. Care RB,
              (Prerefunded),
              9.25%, 2/1/2000.................................        9,410,156
  17,000,000 Ohio HFA Mtge. RB,
              (LOC: Caisse de Depots et Consignations),
              3.78%, 5/18/2000................................       16,997,807

                                   EVERGREEN
                       Select Municipal Money Market Fund

                       Schedule of Investments(continued)
                          August 31, 1999 (unaudited)

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             Ohio - continued
 $ 5,000,000 Ohio Turnpike Commission Turnpike RB,
              (LOC: Citibank N.A. & Ins. by FGIC),
              3.49%, 9/2/1999.................................   $    5,000,000
                                                                 --------------
                                                                     34,007,963
                                                                 --------------
             Oklahoma - 0.1%
   1,000,000 Garfield Cnty., OK IDRB, Farmland Inds. Inc.
              Proj., Ser. 1998, (LOC: Rabobank Nederland),
              3.55%, VRDN.....................................        1,000,000
                                                                 --------------
             Oregon - 1.7%
  15,600,000 Oregon EDA, RB, GA Pacific Corp. Proj., Ser. 98,
              (LOC: Deutsche Bank Genosn),
              3.54%, VRDN.....................................       15,600,000
   3,900,000 Oregon Metropolitan Svc. Dist. Wst. Disposal RB,
              Riedel Compost Co. Proj.,
              (LOC: U.S. Bank, N.A.), 3.45%, VRDN.............        3,900,000
                                                                 --------------
                                                                     19,500,000
                                                                 --------------
             Pennsylvania - 9.4%
             Delaware Valley, PA Regl. Fin.
              Auth. RB:
  19,400,000 3.39%, 9/2/1999..................................       19,400,000
             Emmaus, PA General Auth. RB:
  15,900,000 Local Government, Ser. B, 3.30%, VRDN............       15,900,000
  10,000,000 Subser. A, 3.30%, 9/1/1999.......................       10,000,000
  10,000,000 Subser. C 17, 3.30%, 9/1/1999....................       10,000,000
  12,400,000 Subser. F 15, 3.30%, 9/1/1999....................       12,400,000
  12,500,000 Subser. F 18, 3.30%, 9/1/1999....................       12,500,000
  10,925,000 Montgomery Cnty., PA RB, Abington Mem. Hosp.,
              Ser. 1998 31 Cl. A,
              (LIQ: Bear Stearns
              Capital Markets & Ins. by AMBAC),
              3.51%, VRDN (a).................................       10,925,000
   5,015,000 Philadelphia, PA Arpt. RB, MSTC, Ser. 1998A,
              (LOC: Bank One Capital Holdings & Ins. by FGIC),
              3.42%, VRDN (a).................................        5,015,000
  10,000,000 Philadelphia, PA Wtr. & Wastewater. Mgmt. RB,
              (LOC: Commerz Bank & Ins. by AMBAC),
              3.44%, 9/2/1999 (a).............................       10,000,000
                                                                 --------------
                                                                    106,140,000
                                                                 --------------
             Rhode Island - 2.9%
  32,360,000 Rhode Island Hlth. & Edl. Bldg. MSTR, Ser. 1999
              69B Class A,
              (LIQ: Bear Stearns Capital Markets),
              3.55%, 9/21/1999................................       32,360,000
                                                                 --------------

  Principal
   Amount                                                            Value
 MUNICIPAL OBLIGATIONS - continued
             South Carolina - 0.7%
 $ 4,800,000 Florence Cnty., SC Solid Wst. RB, Roche Carolina,
              Inc. Proj.,
              3.10%, 9/1/1999.................................   $    4,800,000
   3,500,000 South Carolina Jobs EDA RB, Ebyl Cartex, Inc.
              Proj.,
              (LOC: Southtrust Bank, N.A.),
              3.54%, VRDN.....................................        3,500,000
                                                                 --------------
                                                                      8,300,000
                                                                 --------------
             Tennessee - 4.0%
   1,638,000 Franklin Cnty., TN IDRB, Franklin Inds., Inc.
              Proj., 3.45%, 9/1/1999..........................        1,638,000
   4,890,000 Henderson, TN IDRB, Premier Manufacturing
              Corp., Ser. 95,
              (LOC: National City Bank),
              3.50%, VRDN.....................................        4,890,000
   6,500,000 Knox Cnty, TN IDRB, Rate Moore McCormack
              Resources,
              (LOC: Societe Generale),
              3.40%, 9/2/1999.................................        6,500,000
  11,550,000 Memphis Shelby Cnty., TN IDRB,
              Univ. of TN Med. Group, Inc.,
              (LOC: National Bank of Commerce),
              3.30%, 9/2/1999.................................       11,550,000
  15,000,000 Sumner Cnty., TN Hlth. Edl. & Hsg. Facs. RB,
              Hosp. Alliance Pooled Proj.,
              (SPA: Transamerica Life Insurance),
              3.39%, VRDN.....................................       15,000,000
   4,000,000 Tullahoma, TN IDRB, Rock TN Converting Proj.,
              (LOC: Suntrust Bank), 3.40%, VRDN...............        4,000,000
   2,000,000 Wilson Cnty., TN IDRB, John Deal Coatings, Inc.,
              3.65%, 9/2/1999.................................        2,000,000
                                                                 --------------
                                                                     45,578,000
                                                                 --------------
             Texas - 8.0%
   9,000,000 Amarillo, TX Hlth. Facs. Corp. RB, Panhandle
              Pooled Hlth. Care, (LOC: Banque Paribas),
              3.50%, VRDN.....................................        9,000,000
   9,585,000 Bexar Cnty., TX Hsg. Fin. Corp. RB, 3.44%,
              9/2/1999........................................        9,585,000
   2,500,000 Brazos River Auth. TX PCRB, TX Util. Elec. Co.
              Proj., 3.10%, VRDN..............................        2,500,000
             Brazos River, TX Harbor Navigation Dist. RB:
   2,000,000  Merey Sweeney Proj.,
              (LOC: Chase Manhattan Bank & Gtd. by BASF
              Corp.),
              3.10%, VRDN.....................................        2,000,000
   9,600,000  The Dow Chemical Co. Proj., 3.15%, 9/1/1999.....        9,600,000
   9,665,000 Dallas, TX GO, Ser. 93,
              (LIQ: Morgan Stanley Dean Witter),
              3.34%, VRDN.....................................        9,665,000

                                   EVERGREEN
                       Select Municipal Money Market Fund

                       Schedule of Investments(continued)
                          August 31, 1999 (unaudited)

  Principal
    Amount                                                           Value

 MUNICIPAL OBLIGATIONS - continued
              Texas - continued
  $ 3,650,000 Fort Bend Cnty., TX IDRB, Refunding Frito Lay,
               Inc. Proj., 4.55%, 10/1/1999...................   $    3,653,353
    2,830,000 Galveston, TX HFA MHRB, Village-By-The-Sea Apts.
               Proj.,
               (LOC: Sumitomo Bank Ltd.),
               4.80%, VRDN....................................        2,830,000
   19,600,000 Gulf Coast, TX IDRB:
               Citgo Petroleum Corp. Proj.,
               3.10%, VRDN....................................       19,600,000
    7,000,000 Nisseki Chemical Proj.,
               (LOC: Bank of Tokyo-Mitsubishi),
               4.30%, VRDN....................................        7,000,000
    5,000,000 Midlothian, TX IDRB, TX Inds., Inc. Proj.,.
               (LOC: Bank of America),
               3.10%, 9/1/1999................................        5,000,000
   10,000,000 Port Arthur, TX Navigation Dist. RB, Motiva
               Enterprises LLC Proj.,
               (Gtd. by Motiva Enterprises),
               3.45%, 9/1/1999................................       10,000,000
                                                                 --------------
                                                                     90,433,353
                                                                 --------------
              Virginia - 1.9%
    1,900,000 Buena Vista, VA IDRB, Everbrite, Inc. Proj.,
               (LOC: Marshall & Isley Bank),
               3.67%, VRDN....................................        1,900,000
    1,500,000 Chesapeake, VA IDRB, Sumitomo Machine Co. Proj.,
               (LOC: Sumitomo Bank Ltd.),
               4.80%, VRDN....................................        1,500,000
    7,150,000 Dinwiddie Cnty., VA IDRB, Chaparral East Proj.
               A,
               (LOC: Bank of America),
               3.10%, 9/1/1999................................        7,150,000
    3,000,000 King George Cnty., VA IDRB, Birchwood Pwr.
               Partners A, (LOC: Credit Suisse First Boston),
               3.10%, 9/1/1999................................        3,000,000
    8,200,000 Peninsula Port Auth. of VA IDRB, Kinyo, VA, Inc.
               Proj., (LOC: Industrial Bank of Japan),
               4.00%, VRDN....................................        8,200,000
                                                                 --------------
                                                                     21,750,000
                                                                 --------------
              Washington - 1.8%
    7,676,000 Port of Seattle, WA, ABN MCT, Ser. 1998-16,
               (LOC: ABN Amro & Ins. by MBIA),
               3.41%, VRDN (a)................................        7,676,000
    2,000,000 Washington EDA RB:
              Ace Tank Proj.,
              (LOC: U.S. Bank, N.A.), 3.40%, VRDN.............        2,000,000
    4,500,000 Pacific Coast Shredding Proj., (LOC: U.S. Bank
               N.A.),
               3.40%, VRDN....................................        4,500,000

  Principal
    Amount                                                           Value

 MUNICIPAL OBLIGATIONS - continued
              Washington - continued
  $ 4,475,000 Washington HFA MFRB, Cedar Landing Apt. Proj.,
               Ser. 1998A,
               (LOC: U.S. Bank Trust, N.A.),
               3.40%, VRDN....................................   $    4,475,000
    1,545,000 Washington Hsg. Fin. Commission
               RB, Summerglen Apt. Proj., 3.40%, 9/2/1999.....        1,545,000
                                                                 --------------
                                                                     20,196,000
                                                                 --------------
              Wisconsin - 2.9%
    4,000,000 Ladysmith, WI Solid Wst. Disposal
               Fac. RB, Cityforest Corp. Proj.,
               Ser. 1998,
              (LOC: Union Bank of California), 3.90%, VRDN....        4,000,000
    3,100,000 Mantowoc, WI IDRB, Northern Labs, Inc. Proj.,
               Ser. 1997,
               (LOC: Firstar Bank, Milwaukee), 3.45%, VRDN....        3,100,000
   12,745,000 Wisconsin HFG & EDA MSTR, Ser.
               1999-74, Class A,
               (LIQ: Bear Stearns Capital Markets),
               3.49%, 3/16/2000...............................       12,745,000
    8,250,000 Wisconsin Hsg. & EDA:
               FRTR, Ser. 18,
               (LOC: Commerzbank AG),
               3.50%, VRDN....................................        8,250,000
    4,200,000 Home Ownership MSTC,
               (LOC: Caisse de Depots et Consignations),
               3.47%, VRDN (a) ...............................        4,200,000
                                                                 --------------
                                                                     32,295,000
                                                                 --------------
              Wyoming - 3.8%
    2,600,000 Converse Cnty., WY Env. Impt. RB,
               Pacificorp Proj., Ser. 1995,
               (Gtd. by Pacificcorp),
               3.20%, VRDN....................................        2,600,000
   11,500,000 Lincoln Cnty., WY Env. Impt. RB,
               Pacificorp Proj., Ser. 1995,
               (Gtd. by Pacificcorp),
               3.20%, VRDN....................................       11,500,000
    7,300,000 Sweetwater Cnty., WY Env. Impt. RB:
               Pacificorp Proj., Ser. 1995,
               (Gtd. by Pacificcorp),
               3.20%, VRDN....................................        7,300,000
   21,500,000 SF Phosphates, Ltd. Proj.,
               (LOC: Rabobank Nederlands),
               3.50%, VRDN....................................       21,500,000
                                                                 --------------
                                                                     42,900,000
                                                                 --------------
              Other - 15.1%
    7,100,000 Charter Mac Low Floater Certificate Trust I,
               Third Tranche,
               (Ins. by MBIA),
               3.54%, 9/2/1999 (a) ...........................        7,100,000
   49,100,000 Cliper Tax Exempt COP,
               3.59%, VRDN....................................       49,100,000

                                   EVERGREEN
                       Select Municipal Money Market Fund

                       Schedule of Investments(continued)
                          August 31, 1999 (unaudited)

  Principal
    Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
              Other - continued
  $36,552,000 Clipper Tax Exempt Certificates
               Trust, Multistate, Ser. 1998-1,
               (LOC: State Street Bank & Ins. by MBIA),
               3.59%, 9/2/1999 (a) .............................  $   36,552,000
   18,095,000 Macon Trust Pooled Variable Rate
               Certificates, Various Issuers, (LOC: Bank of
               America)
               3.59%, VRDN (a)..................................      18,095,000
              Morgan Keegan Muni. Products MSTR:
   10,250,000 Ser. 1999A,
              (LOC: Credit Local de France &
              Gtd by U.S. Treasury),
              3.54%, VRDN (a)...................................      10,250,000
   10,076,000 Morgan Keegan Muni. Product MSTR,
               Ser. 1999B,
               (LOC: Credit Local de France & Gtd by U.S.
               Treasury),
               3.54%, VRDN (a)..................................      10,076,000
   20,145,000 Ser. C,
              (LOC: Chase Manhattan Bank &
              Gtd. by U.S. Treasury),
              3.54%, 9/2/1999...................................      20,145,000

  Principal
    Amount                                                           Value

 MUNICIPAL OBLIGATIONS - continued
              Other - continued
              Pooled PFOTER:
  $ 4,255,000 PPT-6
              (LOC: Credit Suisse First Boston & Ins. by
              MBIA)
              3.70%, VRDN....................................   $     4,255,000
   15,350,000 PPT-4,
              (LOC: Credit Suisse First
              Boston & Ins. by MBIA),
              3.30%, VRDN....................................        15,350,000
                                                                ---------------
                                                                    170,923,000
                                                                ---------------
              Total Municipal Obligations
               (cost $1,118,091,255).........................     1,118,091,255
                                                                ---------------

    Shares
 MUTUAL FUND SHARES - 1.1%
   12,800,000 Federated Municipal Obligations Fund
               (cost $12,800,000)............................        12,800,000
                                                                ---------------

             Total Investments -(cost $1,130,891,255)...    99.8%  1,130,891,255
             Other Assets and Liabilities - net.........     0.2       1,746,329
                                                           -----  --------------
             Net Assets.................................   100.0% $1,132,637,584
                                                           =====  ==============

(a) Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities heva been determined to be liquid under the guidelines established by the Board of Trustees.

Summary of Abbreviations:
AMBAC  American Municipal Bond Assurance Corp.
COP    Certificates of Participation
EDA    Economic Development Authority
FGIC   Financial Guaranty Insurance Corp.
FRTR   Floating Rate Trust Receipts
FSA    Financial Security Assurance Inc.
GO     General Obligation
HFA    Housing Finance Authority
IDA    Industrial Development Authority
IDRB   Industrial Development Revenue Bond
LIQ    Liquidity Provider
LOC    Letter of Credit
MBIA   Municipal Bond Investors Assurance Corp.
MCT    Munitops Certificates Trust
MHRB   Multifamily Housing Revenue Bond
MSTC   Municipal Security Trust Certificates
MSTR   Municipal Securities Trust Receipts
PCRB   Pollution Control Revenue Bond
PFOTER Puttable Floating Option Tax Exempt Receipts
RB     Revenue Bond
ROCs   Reset Option Certificates
SPA    Securities Purchase Agreement
VRDN   Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand no more than seven cal-endar days after notice is given by the Fund to the issuer or other par-ties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1999.

Certain obligations held in the portfolio have credit enhancements or li-quidity features that may, under certain circumstances, provide for re-payment of principal and interest on the obligation upon demand date, in-terest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the stan-dards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Select Treasury Money Market Fund

                       Schedule of Investments(continued)
                          August 31, 1999 (unaudited)

  Principal
    Amount                                                           Value
 U.S. TREASURY BILLS - 5.7%
 $200,000,000 5.19%--5.195%, 9/15/1999........................   $  199,596,139
                                                                 --------------
              Total U.S. Treasury Bills
               (cost $199,596,139)............................      199,596,139
                                                                 --------------
 U.S. TREASURY NOTES - 24.5%
   50,000,000 5.75%, 9/30/1999+...............................       50,038,036
  200,000,000 5.625%, 11/30/1999..............................      200,436,817
  200,000,000 5.625%, 12/31/1999..............................      200,564,029
   75,000,000 5.875%, 2/15/2000...............................       75,370,097
   30,000,000 5.5%, 3/31/2000.................................       30,062,896
   40,000,000 6.375%, 5/15/2000...............................       40,366,260
  125,000,000 5.5%, 5/31/2000.................................      125,505,089
   75,000,000 8.75%, 8/15/2000................................       77,370,654
   50,000,000 5.125%, 8/31/2000...............................       49,837,108
                                                                 --------------
              Total U.S. Treasury Notes
               (cost $849,550,986)............................      849,550,986
                                                                 --------------
 REPURCHASE AGREEMENTS* - 76.8%
  180,000,000 ABN Amro, Inc.,
               5.4%, dated 8/31/1999, due 9/1/1999 maturity
               value $180,027,000(1)..........................      180,000,000
  160,000,000 Barclays DeZoete Wedd Securities,
               5.45%, dated 8/30/1999, due 9/1/1999 maturity
               value $160,048,444(2)..........................      160,000,000
  180,000,000 Credit Suisse First Boston, 5.42%, dated
               8/30/1999, due 9/1/1999 maturity value
               $180,054,200(3)................................      180,000,000
  400,000,000 Deutsche Bank AG,
               5.5%, dated 8/30/1999, due 9/1/1999 maturity
               value $400,122,222(4)..........................      400,000,000
   50,312,500 Dresdner Bank AG,
               4.73%, dated 8/30/1999, due 9/1/1999 maturity
               value $50,325,721(5)**.........................       50,312,500
  180,000,000 Dresdner Bank AG,
               5.4%, dated 8/30/1999, due 9/1/1999 maturity
               value $180,054,000(6)..........................      180,000,000
  180,000,000 HSBC Securities, Inc.,
               5.43%, dated 8/30/1999, due 9/1/1999 maturity
               value $180,054,300(7)..........................      180,000,000
  190,000,000 J.P. Morgan,
               5.43%, dated 8/31/1999, due 9/1/1999 maturity
               value $190,028,658(8)..........................      190,000,000
  160,000,000 Lehman Brothers,
               5.43%, dated 8/31/1999, due 9/1/1999 maturity
               value $160,024,133(9)..........................      160,000,000
  180,000,000 Morgan Stanley,
               5.4%, dated 8/30/1999, due 9/1/1999 maturity
               value $180,054,000(10).........................      180,000,000
  180,000,000 Salomon Smith Barney,
               5.43%, dated 8/30/1999, due 9/1/1999 maturity
               value $180,054,300(11) ........................      180,000,000

  Principal
    Amount                                                           Value
 REPURCHASE AGREEMENTS - continued
 $202,500,000 Societe Generale,
               5.15%, dated 8/6/1999, due 9/1/1999 maturity
               value $203,224,219(12).........................   $  202,500,000
  128,103,818 Societe Generale,
               5.43%, dated 8/30/1999, due 9/1/1999 maturity
               value $128,142,463(13).........................      128,103,818
   10,000,000 State Street Bank & Trust,
               5.37%, dated 8/31/1999, due 9/1/1999 maturity
               value $10,001,492(14)..........................       10,000,000
  100,000,000 State Street Bank & Trust,
               5.42%, dated 8/31/1999,
               due 9/1/1999 maturity value $100,015,056(15)...      100,000,000
  180,000,000 Warburg Dillon Reed LLC, 5.43%, dated 8/31/1999,
               due 9/1/1999 maturity value $180,027,150(16)...      180,000,000
                                                                 --------------
              Total Repurchase Agreements
               (cost $2,660,916,318)..........................    2,660,916,318
                                                                 --------------


    Shares
 MUTUAL FUND SHARES - 0.4%
   13,223,671 Fidelity U.S. Treasury Portfolio
               (cost $13,223,671)..............................       13,223,671
                                                                  --------------

              Total Investments -
               (cost $3,723,287,114)..................   107.4%  3,723,287,114
              Other Assets and Liabilities - net......    (7.4)   (256,951,310)
                                                         -----  --------------
              Net Assets..............................   100.0% $3,466,335,804
                                                         =====  ==============

                                   EVERGREEN
                       Select Treasury Money Market Fund

                       Schedule of Investments(continued)
                          August 31, 1999 (unaudited)

 +   A portion of these securities are on loan (see note 7).
 **  Represents collateral received for securities on loan.
 *   Collateralized by:
 (1) $182,287,000 U.S. Treasury Notes, 3.375% to 3.875%, 01/15/07 to
     01/15/09; value including accrued interest--$183,600,442.
 (2) $167,160,000 U.S. Treasury Notes, 3.875% to 4.25%, 11/15/03 to
     4/15/29; value including accrued interest--$163,200,818.
 (3) $157,453,000 U.S. Treasury Notes, 5.12% to 6.25%, 8/15/00 to 8/15/09; value including accrued--$158,764,135, $30,384,000 U.S. Treasury Bond, 5.25%,
     2/15/29; value including accrued interest--$26,636,519.
 (4) $1,135,805,303 GNMA, 6.00% to 9.00%, 05/15/16 to 01/15/29; value in-
     cluding accrued--$408,000,000.
 (5) $50,875,000 U.S. Treasury Note, 6.25%, 02/15/03; value including ac-
     crued interest--$51,569,817.
 (6) $50,875,000 U.S. Treasury Bills, 09/23/99 to 02/10/00; value includ-ing accrued interest--$50,483,881, $90,710,000 U.S. Treasury Bonds, 5.25% to
     8.125%, 08/15/19 to 02/15/29; value including accrued interest-- $84,956,369, $48,013,000 U.S. Treasury Notes, 5.00% to 8.00%, 01/31/00 to
     08/31/01; value including accrued interest--$48,162,215.
 (7) $393,477,000 U.S. Treasury STRIPS, 11/15/99 to 11/15/27; value including accrued interest--$183,601,391.
 (8) $192,206,000 U.S. Treasury Notes, 3.375%, 01/15/07; value included accrued interest--$193,801,004.
 (9) $308,221,000 U.S. Treasury STRIPS, 5/15/01 to 05/15/14; value in-
     cluding accrued interest--$163,200,443.
(10) $370,000,000 U.S. Treasury STRIPS, 02/15/09 to 02/15/20; value in-
     cluding accrued interest--$185,696,620.
(11) $1,000,000 U.S. Treasury Notes, 5.375%, 01/31/00; value including accrued-- $985,133. $328,059,339 U.S. Treasury STRIPS, 05/15/14 to 11/15/14; value including accrued interest--$438,036,954. $42,205,000 U.S. Treasury STRIPS, 02/15/20; value including accrued in-terest--$11,040,994.
(12) $200,000,000 U.S. Treasury Note, 5.625%, 11/31/99; value including accrued interest--$202,500,000.
(13) $3,059,000 U.S. Treasury Notes, 5.125% to 6.625%, 08/31/00 to 08/15/09;
     value including accrued interest--$3,042,466, $76,218,000 U.S. Treasury Bond, 11.25%, 02/15/15; value including accrued interest--$110,440,140, $15,000,000 U.S. Treasury Bill, 09/15/99; value including accrued interest --$14,674,147.
(14) $9,080,000 U.S. Treasury Bond, 7.5% 11/15/16; value including accrued --$10,203,650.
(15) $101,225,000 U.S. Treasury Notes, 4.50% to 6.25%, 09/30/00 to
     03/31/03; value including accrued interest--$102,008,875.
(16) $689,660,000 U.S. Treasury STRIPS, 8.75%, 05/15/17 to 05/15/20;
     value including accrued interest--$183,600,222.

Summary of Abbreviations:
GNMA    Government National Mortgage Association
STRIPS  Separately Traded Registered Interest and Principal Securities

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     Select 100% Treasury Money Market Fund

                            Schedule of Investments
                          August 31, 1999 (unaudited)

  Principal
    Amount                               Value

 U.S. TREASURY BILLS -
  28.4%
 $  1,923,000 4.49%*, 9/2/1999....... $  1,922,760
      568,000 4.48% - 4.58%*,
              9/9/1999...............      567,434
   91,987,000 5.175% - 5.19%*,
              9/15/1999..............   91,801,439
   22,599,000 4.6% - 4.72%*,
              9/16/1999..............   22,555,651
   14,313,000 4.535%*, 9/23/1999.....   14,273,333
    2,551,000 4.64%*, 9/30/1999......    2,541,465
                                      ------------
              Total U.S. Treasury
               Bills
               (cost $133,662,082)...  133,662,082
                                      ------------
 U.S. TREASURY NOTES -
  70.8%
   70,109,000 6.0%, 10/15/1999.......   70,222,661
   28,934,000 5.625%, 10/31/1999.....   28,965,199
   91,534,000 5.875%, 11/15/1999.....   91,698,919
   76,666,000 5.625%, 11/30/1999.....   76,801,485

  Principal
    Amount                                                             Value

 U.S. TREASURY NOTES - continued
 $  2,993,000 5.625%, 12/31/1999.................................   $  2,997,946
   29,717,000 5.875%, 2/15/2000..................................     29,838,338
   18,604,000 6.875%, 3/31/2000..................................     18,798,190
    3,448,000 6.375%, 5/15/2000..................................      3,479,023
    5,499,000 6.25%, 5/31/2000...................................      5,538,349
    4,375,000 5.375%, 7/31/2000..................................      4,380,077
                                                                    ------------
              Total U.S. Treasury Notes (cost $332,720,187)......    332,720,187
                                                                    ------------
              Total Investments -
               (cost $466,382,269)........................    99.2%  466,382,269
              Other Assets and
               Liabilities - net..........................     0.8     3,913,170
                                                             -----  ------------
              Net Assets..................................   100.0% $470,295,439
                                                             =====  ============

* Effective yield (calculated at the date of purchase) is the yield at which the bill accretes on an annual basis until maturity date.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds

                      Statements of Assets and Liabilities
                          August 31, 1999 (unaudited)

                           Select Money       Select         Select      Select 100%
                              Market        Municipal       Treasury       Treasury
                               Fund            Fund           Fund           Fund
--------------------------------------------------------------------------------------
Assets
 Investments in
  securities............  $5,051,395,654  $1,130,891,255 $1,062,370,796  $466,382,269
 Investments in
  repurchase
  agreements............      28,763,584               0  2,660,916,318             0
--------------------------------------------------------------------------------------
 Investments at
  amortized cost........   5,080,159,238   1,130,891,255  3,723,287,114   466,382,269
 Cash...................               0         283,760              0             0
 Receivable for Fund
  shares sold...........      10,194,697               0         25,000             0
 Interest receivable....      36,508,859       5,317,665     11,940,430     5,655,121
 Deferred organization
  expenses..............           6,076           6,076          6,076             0
 Prepaid expenses and
  other assets..........          49,706          38,148        132,134        38,675
--------------------------------------------------------------------------------------
 Total assets...........   5,126,918,576   1,136,536,904  3,735,390,754   472,076,065
--------------------------------------------------------------------------------------
Liabilities
 Distributions payable..      13,630,884       2,588,601     13,392,032     1,689,385
 Payable for Fund shares
  redeemed..............      12,170,000       1,000,000              0             0
 Payable for securities
  on loan...............               0               0    254,361,832             0
 Advisory fee payable...         690,821         141,176        434,152        14,024
 Distribution Plan
  expenses payable......         988,570          52,795        799,755        53,802
 Due to other related
  parties...............         102,546          21,998         53,484        13,744
 Accrued expenses and
  other liabilities.....         215,819          94,750         13,695         9,671
--------------------------------------------------------------------------------------
 Total liabilities......      27,798,640       3,899,320    269,054,950     1,780,626
--------------------------------------------------------------------------------------
Net assets..............  $5,099,119,936  $1,132,637,584 $3,466,335,804  $470,295,439
--------------------------------------------------------------------------------------
Net assets represented
 by
 Paid-in capital........  $5,099,729,110  $1,132,512,374 $3,466,338,260  $470,193,346
 Undistributed net
  investment income.....               0         107,062              0       155,318
 Accumulated net
  realized gains or
  losses on securities..        (609,174)         18,148         (2,456)      (53,225)
--------------------------------------------------------------------------------------
Total net assets........  $5,099,119,936  $1,132,637,584 $3,466,335,804  $470,295,439
--------------------------------------------------------------------------------------
Net assets consists of
 Class I................  $2,831,597,452    $989,302,760 $1,841,855,696  $345,282,071
 Class IS...............   2,267,522,484     143,334,824  1,624,480,108   125,013,368
--------------------------------------------------------------------------------------
Total net assets........  $5,099,119,936  $1,132,637,584 $3,466,335,804  $470,295,439
--------------------------------------------------------------------------------------
Shares outstanding
 Class I................   2,831,944,108     989,197,985  1,841,857,490   345,182,750
 Class IS...............   2,267,811,439     143,315,365  1,624,480,020   125,010,595
--------------------------------------------------------------------------------------
Net asset value per
 share
 Class I................  $         1.00  $         1.00 $         1.00  $       1.00
--------------------------------------------------------------------------------------
 Class IS...............  $         1.00  $         1.00 $         1.00  $       1.00
--------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds

                            Statements of Operations
                  Six Months Ended August 31, 1999 (unaudited)

                              Select       Select       Select     Select 100%
                           Money Market   Municipal    Treasury      Treasury
                               Fund         Fund         Fund         Fund
-------------------------------------------------------------------------------
Investment income
 Interest................. $145,843,548  $18,948,038  $85,026,835  $12,907,032
-------------------------------------------------------------------------------
Expenses
 Advisory fee.............    4,236,698      814,499    2,606,462      698,274
 Distribution Plan ex-
  penses..................    3,081,058      151,652    1,923,161      137,229
 Administrative services
  fees....................      910,999      133,028      425,624       68,810
 Transfer agent fee.......       12,037          926        6,824          428
 Trustees' fees and ex-
  penses..................       57,905       10,741       33,302        6,029
 Custodian fee............      682,746      109,525      295,978       77,360
 Organization expenses....        1,382        1,382        1,382            0
 Other....................      359,650      216,239       48,672       37,836
-------------------------------------------------------------------------------
 Total expenses...........    9,342,475    1,437,992    5,341,405    1,025,966
 Less: Fee credits........     (140,285)     (37,425)     (80,530)     (16,532)
   Fee waivers............     (132,519)           0     (178,224)    (592,590)
-------------------------------------------------------------------------------
 Net expenses.............    9,069,671    1,400,567    5,082,651      416,844
-------------------------------------------------------------------------------
 Net investment income....  136,773,877   17,547,471   79,944,184   12,490,188
-------------------------------------------------------------------------------
 Net realized gains or
  losses on securities....     (191,666)      18,148            0      (53,225)
-------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations.............. $136,582,211  $17,565,619  $79,944,184  $12,436,963
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds

                      Statements of Changes In Net Assets
                  Six Months Ended August 31, 1999 (unaudited)

                                 Select           Select          Select          Select
                              Money Market      Municipal        Treasury      100% Treasury
                                  Fund             Fund            Fund            Fund
---------------------------------------------------------------------------------------------
 Operations
 Net investment income...   $    136,773,877  $   17,547,471  $    79,944,184  $  12,490,188
 Net realized gains or
  losses on securities...           (191,666)         18,148                0        (53,225)
---------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............        136,582,211      17,565,619       79,944,184     12,436,963
---------------------------------------------------------------------------------------------
 Distributions to
  shareholders from net
  investment income .....
  Class I................        (78,682,392)    (15,740,628)     (45,637,893)   (10,138,703)
  Class IS...............        (58,091,485)     (1,809,662)     (34,306,291)    (2,351,485)
---------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........       (136,773,877)    (17,550,290)     (79,944,184)   (12,490,188)
---------------------------------------------------------------------------------------------
 Capital share
  transactions...........
 Proceeds from shares
  sold...................     16,124,879,326   1,121,046,016    7,043,533,057    669,169,014
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........         46,979,787       1,485,317        4,850,782        738,294
 Payment for shares
  redeemed...............    (16,395,807,088)   (991,152,425)  (7,115,430,044)  (844,106,762)
 Net asset value of
  shares issued in
  acquisition of CoreFund
  Liquidity Fund.........        227,071,680               0                0              0
---------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....          3,123,705     131,378,908      (67,046,205)  (174,199,454)
---------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............          2,932,039     131,394,237      (67,046,205)  (174,252,679)
 Net assets
 Beginning of period.....      5,096,187,897   1,001,243,347    3,533,382,009    644,548,118
---------------------------------------------------------------------------------------------
 End of period...........   $  5,099,119,936  $1,132,637,584  $ 3,466,335,804  $ 470,295,439
---------------------------------------------------------------------------------------------
 Undistributed net
  investment income......                  0  $      107,062                0  $     155,318
---------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds

                      Statements of Changes In Net Assets
                          Year Ended February 28, 1999

                            Select Money        Select            Select           Select
                               Market          Municipal         Treasury       100% Treasury
                                Fund             Fund              Fund             Fund
-----------------------------------------------------------------------------------------------
Operations
 Net investment income..  $    176,413,952  $    25,052,791  $    154,636,634  $    21,302,660
 Net realized gains or
  losses on securities..           (70,426)         179,190               706          156,345
-----------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............       176,343,526       25,231,981       154,637,340       21,459,005
-----------------------------------------------------------------------------------------------
Distributions to
 shareholders from net
 investment income
 Class I................       (90,470,553)     (21,858,290)      (91,096,717)     (19,522,149)
 Class IS...............       (85,943,399)      (3,194,501)      (63,539,917)      (1,780,511)
-----------------------------------------------------------------------------------------------
 Total distributions to
  shareholders..........      (176,413,952)     (25,052,791)     (154,636,634)     (21,302,660)
-----------------------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold..................    16,973,312,489    2,469,570,427    11,534,563,778    1,683,680,800
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........        55,547,088        2,005,608        10,002,025           65,916
 Payment for shares
  redeemed..............   (14,857,459,624)  (2,164,226,922)  (10,390,277,275)  (1,289,855,545)
 Net asset value of
  shares issued in
  acquisition of:
 CoreFund Elite Cash
  Reserve...............       657,769,349                0                 0                0
 CoreFund Elite Tax Free
  Reserve...............                 0      189,948,627                 0                0
 CoreFund Elite Treasury
  Reserve...............                 0                0       117,332,798                0
-----------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  capital share
  transactions..........     2,829,169,302      497,297,740     1,271,621,326      393,891,171
-----------------------------------------------------------------------------------------------
  Total increase in net
   assets...............     2,829,098,876      497,476,930     1,271,622,032      394,047,516
Net assets
 Beginning of period....     2,267,089,021      503,766,417     2,261,759,977      250,500,602
-----------------------------------------------------------------------------------------------
 End of period..........  $  5,096,187,897  $ 1,001,243,347  $  3,533,382,009  $   644,548,118
-----------------------------------------------------------------------------------------------
Undistributed net
 investment income......  $              0  $       109,881  $              0  $       155,318
-----------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Select Money Market Funds consist of Evergreen Select Money Mar-ket Fund ("Select Money Market Fund"), Evergreen Select Municipal Money Market Fund ("Select Municipal Fund"), Evergreen Select Treasury Money Market Fund ("Select Treasury Fund") and Evergreen Select 100% Treasury Money Market Fund ("Select 100% Treasury Fund"), (collectively, the "Funds"). Each Fund is a di-versified series of Evergreen Select Money Market Trust (the "Trust"), a Dela-ware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Institution Shares ("Class I") and Institutional Service Shares ("Class IS") which are sold without a front-end sales charge. Class IS shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein.
Actual results could differ from these estimates.

A. Valuation of Securities
As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued utilizing the amortized cost method. The amortized cost of an instrument is determined by valuing it at original cost and thereafter assuming a constant accretion of any discount or amortization of any premium from its face value at a constant rate until maturity.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collat-eral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending
In order to generate income and to offset expenses, the Funds, except select 100% Treasury Fund, may lend portfolio securities to brokers, dealers and other financial organizations. The Funds' investment adviser will monitor the credit-worthiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, includ-ing accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securi-ties, which occurs during the term of the loan, would affect a Fund and its in-vestors. A Fund may pay fees in connection with such loans.

D. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles.

G. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for the Class IS shares.

H. Organization Expenses
For each Fund, other than Select 100% Treasury Fund, organization expenses are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares out-standing at the time of the redemption. Organization expenses for Select 100% Treasury Fund were reflected in its operating results for the Fund's initial fiscal year.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

First Union National Bank ("FUNB"), a wholly-owned subsidiary of First Union Corporation ("First Union"), serves as the investment advisor to the Funds and is paid an advisory fee that is computed daily and paid monthly based on a per-centage of each Fund's average daily net assets.

                                                                 Annual
                                                              Advisory Fee
                                                       ----------
         Select Money Market Fund............................    0.15%
         Select Municipal Fund...............................    0.15%
         Select Treasury Fund................................    0.15%
         Select 100% Treasury Fund...........................    0.25%

During the six months ended August 31, 1999, the amount of investment advisory fees waived and the impact on each Fund's expense ratio represented as a per-centage of its average net assets were as follows:

                                                      Fees   % of Average
                                                    Waivers   Net Assets
                                                  -------------------
         Select Money Market Fund.................. $132,519    0.01%
         Select Municipal Fund.....................        0    0.00%
         Select Treasury Fund......................  178,224    0.01%
         Select 100% Treasury Fund.................  592,590    0.21%

Evergreen Investment Services ("EIS"), a subsidiary of First Union, serves as the administrator and The BISYS Group, Inc. ("BISYS") serves as the sub-admin-istrator for each Fund. As administrator, EIS provides the Funds with facili-ties, equipment and personnel. As sub-administrator to the Funds, BISYS pro-vides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

The administrator and sub-administrator for the Funds are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the invest-ment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets in-crease, to the average daily net assets of each Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and de-cline to 0.004% per annum as net assets increase, to the average daily net as-sets of each Fund.

During the six months ended August 31, 1999, the Funds paid or accrued to EIS and BISYS, respectively the following amounts for administrative and sub-admin-istrative services:

                                        Administration Sub-administration
                                             Fee              Fee
                                        ---------------------------------
         Select Money Market Fund......    $766,919         $144,080
         Select Municipal Fund.........     105,328           27,700
         Select Treasury Fund..........     337,002           88,622
         Select 100% Treasury Fund.....      54,514           14,296

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for its Class IS shares. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Class IS shares currently pay a service fee equal to 0.25% of the average daily net asset of the class. Distri-bution Plan expenses are calculated daily and paid at least quarterly.

The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of Class IS.

5. ACQUISITIONS

On July 27, 1999, the Money Market Fund acquired substantially all the assets, and assumed certain liabilities, of CoreFund Liquidity Fund, a common trust fund managed by FUNB, through a tax-free exchange of Class I shares. The value of the net assets acquired, valued at $1 per share, was $227,071,680 and imme-diately following the conversion the combined net assets of Money Market Fund amounted to $6,050,907,098.

On July 27, 1998, the Funds noted below acquired substantially all the assets, and assumed certain liabilities, of the following open-end management invest-ment companies registered under the 1940 Act, through a tax-free exchange of shares. The acquired net assets, valued at $1.00 per share, classes of shares exchanged and combined net assets of the acquiring fund immediately after the acquisition are as follows:

                                                            Class of    Value of Net
                                                             Shares        Asset      Combined Net
  Acquiring Fund                  Acquired Fund            Exchanged      Acquired       Assets
---------------------------------------------------------------------------------------------------
Select Money Market
 Fund................... CoreFund Elite Cash Reserve     Class I and IS $657,769,349 $3,259,642,735
Select Municipal Fund... CoreFund Elite Tax Free Reserve Class I and IS  189,948,627    732,088,341
Select Treasury Fund.... CoreFund Elite Treasury Reserve Class I and IS  117,332,798  2,907,379,461

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class I and IS. Transactions in shares, valued at $1.00 per share, of the Funds were as follows:

Select Money Market Fund

                                              Six Months
                                                 Ended          Year Ended
                                            August 31, 1999  February 28, 1999
------------------------------------------------------------------------------
Class I
Shares sold................................  11,607,447,033    9,521,437,669
Shares issued in reinvestment of
 distributions.............................      23,112,801       13,413,769
Shares redeemed............................ (11,879,421,457)  (8,390,782,294)
Shares issued in acquisition of:
 CoreFund Elite Cash Reserve...............               0      657,746,423
 CoreFund Liquidity Fund...................     227,071,680                0
------------------------------------------------------------------------------
Net increase (decrease)....................     (21,789,943)   1,801,815,567
------------------------------------------------------------------------------
Class IS
Shares sold................................   4,517,432,293    7,451,894,027
Shares issued in reinvestment of
 distributions.............................      23,866,986       42,133,319
Shares redeemed............................  (4,516,385,631)  (6,466,677,330)
Shares issued in acquisition of CoreFund
 Elite Cash Reserve........................               0           28,779
------------------------------------------------------------------------------
Net increase...............................      24,913,648    1,027,378,795

--------------------------------------------------------------------------------

Select Municipal Fund

                                              Six Months
                                                 Ended          Year Ended
                                            August 31, 1999  February 28, 1999
------------------------------------------------------------------------------
Class I
Shares sold................................     885,647,075    2,038,312,243
Shares issued in reinvestment of
 distributions.............................         519,362          731,373
Shares redeemed............................    (754,120,414)  (1,813,875,532)
Shares issued in acquisition of CoreFund
 Elite Tax Free Reserve....................               0      189,965,707
------------------------------------------------------------------------------
Net increase...............................     132,046,023      415,133,791
------------------------------------------------------------------------------
Class IS
Shares sold................................     235,398,941      431,276,415
Shares issued in reinvestment of
 distributions.............................         965,955        1,274,235
Shares redeemed............................    (237,032,011)    (350,351,390)
Shares issued in acquisition of CoreFund
 Elite Tax Free Reserve....................               0            1,789
------------------------------------------------------------------------------
Net increase (decrease)....................        (667,115)      82,201,049

--------------------------------------------------------------------------------

Select Treasury Fund

                                              Six Months
                                                 Ended          Year Ended
                                            August 31, 1999  February 28, 1999
------------------------------------------------------------------------------
Class I
Shares sold................................   3,667,543,541    6,034,259,691
Shares issued in reinvestment of
 distributions.............................       1,039,209        1,893,286
Shares redeemed............................  (3,888,267,315)  (5,236,345,065)
Shares issued in acquisition of CoreFund
 Elite Treasury Reserve....................               0        5,032,720
------------------------------------------------------------------------------
Net increase (decrease)....................    (219,684,565)     804,840,632
------------------------------------------------------------------------------
Class IS
Shares sold................................   3,375,989,516    5,500,302,900
Shares issued in reinvestment of
 distributions.............................       3,811,573        8,108,739
Shares redeemed............................  (3,227,162,729)  (5,153,932,210)
Shares issued in acquisition of CoreFund
 Elite Treasury Reserve....................               0      112,303,677
------------------------------------------------------------------------------
Net increase...............................     152,638,360      466,783,106

--------------------------------------------------------------------------------

Select 100% Treasury Fund

                                               Six Months
                                                  Ended         Year Ended
                                             August 31, 1999 February 28, 1999
------------------------------------------------------------------------------
Class I
Shares sold.................................   494,500,331     1,309,604,631
Shares issued in reinvestment of
 distributions..............................       674,501            23,432
Shares redeemed.............................  (695,969,188)   (1,008,655,646)
------------------------------------------------------------------------------
Net increase (decrease).....................  (200,794,356)      300,972,417
------------------------------------------------------------------------------
Class IS
Shares sold.................................   174,668,683       374,076,169
Shares issued in reinvestment of
 distributions..............................        63,793            42,484
Shares redeemed.............................  (148,137,574)     (281,199,899)
------------------------------------------------------------------------------
Net increase................................    26,594,902        92,918,754

--------------------------------------------------------------------------------

7. SECURITIES TRANSACTIONS

The Treasury Fund loaned securities during the six months ended August 31, 1999 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. At August 31, 1999, the value of securities on loan and the value of collateral amounted to $50,038,036 and $50,312,500, re-spectively. During the six months ended August 31, 1999, the Treasury Fund earned $166,511 in income from securities lending.

As of February 28, 1999, the Funds had capital loss carryovers for federal in-come tax purposes as follows:

                                                       Expiration
                                                ------------------------
                                                 2005    2006     2007
                                                ------------------------
         Select Money Market Fund.............. $6,000 $135,000 $239,000
         Select Treasury Fund..................      0    2,000        0

8. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average net assets were as follows:

                                                      Fees   % of Average
                                                    Credits   Net Assets
                                                    --------------
         Select Money Market Fund.................. $140,285    0.01%
         Select Municipal Fund.....................   37,425    0.01%
         Select Treasury Fund......................   80,530    0.00%
         Select 100% Treasury Fund.................   16,532    0.01%

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a fi-nancing agreement dated December 22, 1997, as amended on November 20, 1998. Un-der this agreement, the Banks provided an unsecured credit facility in the ag-gregate amount of $400 million ($275 million committed and $125 million uncom-mitted). The credit facility was allo-cated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facil-ity bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum was incurred on the unused portion of the committed fa-cility, which was allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent was entitled to a fee of $20,000 per annum which was allocated to all of the funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provided an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement were unaffected. This agreement was terminated on July 27, 1999.

On July 27, 1999, all of the Evergreen Funds and a group of banks (the "Lend-ers") entered into credit agreement. Under this agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 bil-lion. The credit facility is allocated, under the terms of the financing agree-ment, among the Lenders. The credit facility is accessed by the Funds for tem-porary or emergency purposes to fund the redemption of their shares or as gen-eral working capital as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.75% per annum above the Fed-eral Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused por-tion of the revolving credit commitment. The commitment fee is allocated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street serves as paying agent for the funds, and as paying agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

During the six month period ended August 31, 1999, the Funds had no borrowings under these agreements.

YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

Evergreen Select Funds*

Money Market
Money Market Fund
Treasury Money Market Fund
100% Treasury Money Market Fund
Municipal Money Market Fund
U.S. Government Money Market Fund

Municipal Fixed
Income
Intermediate Municipal Bond Fund
Intermediate Term Municipal Bond Fund

Taxable Fixed
Income
International Bond Fund
Total Return Bond Fund
Income Plus Fund
Core Bond Fund
Fixed Income Fund
Adjustable Rate Fund
Limited Duration Fund





* Minimum investment in an Evergreen
  Select Fund is $1,000,000.




Growth and Income/
Balanced
Balanced Fund

Growth
Special Equity Fund
Small Cap Growth Fund
Small Company Value Fund
Strategic Growth Fund
Core Equity Fund
Equity Index Fund
Large Cap Blend Fund
Strategic Value Fund
Diversified Value Fund
Social Principles
Secular Growth Fund


28517                                                      543700       10/99

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                                                               BULK RATE
                                                              U.S. POSTAGE
                                                                  PAID
                                                              PERMIT NO. 19
                                                               HUDSON, MA
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[LOGO OF EVERGREEN FUNDS/SM/ APPEARS HERE]
200 Berkeley Street
Boston, MA 02116